UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2015

WESTERN ASSET

CORE PLUS BOND

FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 30% of the average duration of the domestic bond market as a whole.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Plus Bond Fund for the six-month reporting period ended June 30, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2015

II	Western Asset Core Plus Bond Fund

Investment commentary

Economic review

After a tepid start, the pace of U.S. economic activity improved during the six months ended June 30, 2015 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2014 U.S. gross domestic product (“GDP”)i growth was 2.1%. First quarter 2015 GDP growth then moderated to 0.6%. This was attributed to a number of factors, including a deceleration in personal consumption expenditures (“PCE”), along with negative contributions from exports, nonresidential fixed investment, and state and local government spending. However, the economy then gained some traction, as the U.S. Department of Commerce’s initial estimate for second quarter 2015 GDP growth — released after the reporting period ended — was 2.3%. The upturn was driven by an increase in exports, an acceleration in PCE, a deceleration in imports and increased state and local government spending.

Activity in the U.S. manufacturing sector initially moderated and then strengthened during the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion).

The labor market was a tailwind for the economy during the reporting period. When the period began, unemployment was 5.7%, as reported by the U.S. Department of Labor. By June 2015, unemployment was 5.3%, its lowest level since April 2008.

Western Asset Core Plus Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed maintained the federal funds rateiv at a historically low range between zero and 0.25%. However, in October 2014 the Fed ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” At its meeting that ended on April 29, 2015, the Fed said, “…economic growth slowed during the winter months, in part reflecting transitory factors.” Finally, at its meeting that ended on July 29, 2015, after the reporting period ended, the Fed said, “The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2015?

A. Short-term Treasury yields edged lower, whereas long-term Treasury yields increased during the reporting period. When the reporting period began, the yield on the two-year Treasury note was 0.67%. It peaked at 0.75% on June 10, 2015, and fell as low as 0.44% on January 15, 2015, before ending the period at 0.64%. The yield on the ten-year Treasury note began the period at 2.17% and its peak of 2.50% occurred on June 10, 2015. The yield on the ten-year Treasury note was as low as 1.68% in late January/early February 2015 and concluded the reporting period at 2.35%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive, albeit small gains, during the reporting period. Performance fluctuated with investor sentiment given the uncertainties regarding future Fed monetary policy, along with concerns over global growth and geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexv, declined 0.10% during the six months ended June 30, 2015.

Q. How did the high-yield bond market perform over the six months ended June 30, 2015?

A. The U.S. high-yield bond market, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvi, returned 2.53% for the six months ended June 30, 2015. High yield bonds were volatile during the reporting period. While the underlying fundamentals in the high-yield market remained generally solid and default rates were well below their long-term average, the asset class posted negative returns in March and June 2015 when investor risk aversion increased.

Performance review

For the six months ended June 30, 2015, Class I shares of Western Asset Core Plus Bond Fund returned 0.35%. The Fund’s unmanaged benchmark, the Barclays U.S. Aggregate Index, returned -0.10% for the same period. The Lipper Core Plus Debt

IV	Western Asset Core Plus Bond Fund

Funds Category Average1 returned 0.07% over the same time frame.

Performance Snapshot as of June 30, 2015 (unaudited)
(excluding sales charges)	6 months
Western Asset Core Plus Bond Fund:
Class A	-0.04%
Class C	-0.24%
Class C1	-0.03%
Class FI	0.15%
Class R	0.04%
Class I	0.35%
Class IS	0.27%
Barclays U.S. Aggregate Index	-0.10%
Lipper Core Plus Debt Funds Category Average[1]	0.07%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2015 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 2.31%, 1.80%, 2.09%, 2.44%, 2.25%, 2.84% and 2.87%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 2.79%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2015, the gross total annual operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.78%, 1.52%, 1.24%, 0.81%, 1.25%, 0.49% and 0.43%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets is not expected to exceed 0.90% for Class A shares, 1.65% for Class C shares, 1.51% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares, 0.45% for Class I shares and 0.45% for Class IS shares. In addition, total annual fund operating expenses for Class IS shares will not

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 208 funds in the Fund’s Lipper category, and excluding sales charges.

Western Asset Core Plus Bond Fund	V

Investment commentary (cont’d)

exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements, except for Class I shares, cannot be terminated prior to December 31, 2016 without the Board of Directors’ consent. The arrangement for Class I shares cannot be terminated prior to April 30, 2016 without the Board’s consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2015

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may invest in high-yield bonds, which are rated below investment grade and carry more risk than higher-rated securities. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

VI	Western Asset Core Plus Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2015 and December 31, 2014 and does not include derivatives such as futures contracts, written options, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs including front-end and back-end sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2015 and held for the six months ended June 30, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-0.04%	$1,000.00	$999.60	0.86%	$4.26	Class A	5.00%	$1,000.00	$1,020.53	0.86%	$4.31
Class C	-0.24	1,000.00	997.60	1.47	7.28	Class C	5.00	1,000.00	1,017.50	1.47	7.35
Class C1	-0.03	1,000.00	999.70	1.21	6.00	Class C1	5.00	1,000.00	1,018.79	1.21	6.06
Class FI	0.15	1,000.00	1,001.50	0.83	4.12	Class FI	5.00	1,000.00	1,020.68	0.83	4.16
Class R	0.04	1,000.00	1,000.40	1.06	5.26	Class R	5.00	1,000.00	1,019.54	1.06	5.31
Class I	0.35	1,000.00	1,003.50	0.45	2.24	Class I	5.00	1,000.00	1,022.56	0.45	2.26
Class IS	0.27	1,000.00	1,002.70	0.42	2.09	Class IS	5.00	1,000.00	1,022.71	0.42	2.11

2	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

[1]	For the six months ended June 30, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2015

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Core Plus	— Western Asset Core Plus Bond Fund

4	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2015

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Core Plus	— Western Asset Core Plus Bond Fund

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2015

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 29.1%
Consumer Discretionary — 2.5%
Automobiles — 0.6%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	4,170,000	$4,545,300
Daimler Finance NA LLC, Senior Notes	1.300%	7/31/15	9,970,000	9,974,507	(a)
Daimler Finance NA LLC, Senior Notes	2.625%	9/15/16	10,450,000	10,624,985	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	27,160,000	26,334,390
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,550,000	1,892,832
Ford Motor Credit Co., LLC, Senior Notes	5.750%	2/1/21	4,010,000	4,500,227
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	12,560,000	14,298,995
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	3,850,000	3,798,914
General Motors Co., Senior Notes	6.250%	10/2/43	1,600,000	1,784,888
General Motors Financial Co. Inc., Senior Notes	2.750%	5/15/16	3,070,000	3,106,680
General Motors Financial Co. Inc., Senior Notes	3.250%	5/15/18	2,300,000	2,352,311
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	3,650,000	3,788,335
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	1,760,000	1,724,538
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	930,912
Hyundai Capital America, Senior Notes	2.125%	10/2/17	3,670,000	3,706,572	(a)
Total Automobiles				93,364,386
Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	6,340,000	6,514,350	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	15,450,000	16,047,915
McDonald’s Corp., Medium Term Notes	5.350%	3/1/18	310,000	339,849
Total Hotels, Restaurants & Leisure				22,902,114
Internet & Catalog Retail — 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	16,395,000	15,976,829
QVC Inc., Senior Secured Notes	5.950%	3/15/43	500,000	472,574
Total Internet & Catalog Retail				16,449,403
Media — 1.6%
21st Century Fox America Inc., Senior Debentures	6.750%	1/9/38	200,000	244,924
21st Century Fox America Inc., Senior Notes	4.500%	2/15/21	8,000	8,686
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	260,000	301,755
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	1,350,000	1,642,856
21st Century Fox America Inc., Senior Notes	6.900%	8/15/39	120,000	150,089
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	1/15/19	7,256,000	7,537,170
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	2,280,000	2,220,150	(a)
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	4,328,651
Comcast Cable Communications LLC, Notes	8.875%	5/1/17	109,000	123,743

See Notes to Financial Statements.

6	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Comcast Corp., Notes	5.875%	2/15/18	65,000	$72,130
Comcast Corp., Notes	6.450%	3/15/37	2,340,000	2,891,760
Comcast Corp., Senior Notes	6.300%	11/15/17	1,210,000	1,346,903
Comcast Corp., Senior Notes	3.375%	2/15/25	900,000	890,034
Comcast Corp., Senior Notes	3.375%	8/15/25	12,290,000	12,127,858
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,670,007
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	235,329
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	67,966
Comcast Corp., Senior Notes	6.500%	11/15/35	2,250,000	2,799,524
Comcast Corp., Senior Notes	6.950%	8/15/37	2,520,000	3,276,285
Comcast Corp., Senior Notes	6.550%	7/1/39	3,690,000	4,626,507
Comcast Corp., Senior Notes	6.400%	3/1/40	7,240,000	8,984,094
COX Communications Inc., Senior Notes	4.700%	12/15/42	120,000	102,658	(a)
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	2,235,000	2,357,925
DISH DBS Corp., Senior Notes	5.125%	5/1/20	1,240,000	1,253,950
DISH DBS Corp., Senior Notes	6.750%	6/1/21	3,040,000	3,169,200
DISH DBS Corp., Senior Notes	5.875%	7/15/22	3,335,000	3,268,300
DISH DBS Corp., Senior Notes	5.875%	11/15/24	15,079,000	14,485,264
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	22,040,000	21,882,657	(a)
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	11,230,000	12,162,944
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	5,970,000	5,884,181	(a)
Time Warner Cable Inc., Debentures	7.300%	7/1/38	1,150,000	1,295,714
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	1,499,000	1,560,495
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	18,120,000	21,310,841
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	8,351,000	8,621,948
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	3,295,000	3,517,907
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	3,400,000	3,291,649
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	4,660,000	4,346,228
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	2,060,000	2,528,485
Time Warner Inc., Senior Debentures	7.700%	5/1/32	24,871,000	32,670,993
Time Warner Inc., Senior Notes	4.700%	1/15/21	20,000	21,612
Time Warner Inc., Senior Notes	4.750%	3/29/21	9,220,000	9,966,921
Time Warner Inc., Senior Notes	6.250%	3/29/41	970,000	1,109,960
UBM PLC, Notes	5.750%	11/3/20	6,060,000	6,539,328	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	11,788,000	12,465,810	(a)
Viacom Inc., Senior Notes	4.250%	9/1/23	4,202,000	4,235,263
Virgin Media Secured Finance PLC, Senior Secured Notes	5.375%	4/15/21	3,402,000	3,504,060	(a)
Total Media				237,100,714
Total Consumer Discretionary				369,816,617

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Staples — 2.9%
Beverages — 0.9%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	12,580,000	$14,189,095
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	4,730,000	5,286,835
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	26,650,000	25,628,692
Constellation Brands Inc., Senior Notes	6.000%	5/1/22	2,800,000	3,052,616
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,935,000	1,905,975
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	620,000	685,886
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	15,221,761
Heineken NV, Senior Notes	1.400%	10/1/17	11,050,000	11,051,215	(a)
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	1,370,000	1,382,268
PepsiCo Inc., Senior Notes	0.700%	8/13/15	15,230,000	15,235,818
PepsiCo Inc., Senior Notes	7.900%	11/1/18	109,000	130,148
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	4,673,795
Pernod-Ricard SA, Senior Notes	2.950%	1/15/17	2,360,000	2,411,587	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	24,905,000	26,183,100	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	4,170,000	4,434,049	(a)
Total Beverages				131,472,840
Food & Staples Retailing — 0.4%
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	15,848,588
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	383,531	423,802	(a)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	4,395,940	4,984,956
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	11,512,071	13,101,577
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	2,626,080	3,120,222
Dollar Tree Inc., Senior Notes	5.250%	3/1/20	5,960,000	6,235,650	(a)
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	5,390,000	5,632,550	(a)
Kroger Co., Senior Notes	6.400%	8/15/17	1,270,000	1,398,262
Kroger Co., Senior Notes	6.900%	4/15/38	2,900,000	3,596,603
Kroger Co., Senior Notes	5.150%	8/1/43	920,000	969,866
Wal-Mart Stores Inc., Notes	5.800%	2/15/18	180,000	200,995
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,260,000	2,819,239
Wal-Mart Stores Inc., Senior Notes	4.250%	4/15/21	360,000	395,074
Total Food & Staples Retailing				58,727,384
Food Products — 0.6%
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	7,311,470	8,930,367
Kraft Foods Group Inc., Senior Notes	5.375%	2/10/20	9,526,000	10,632,835
Kraft Foods Group Inc., Senior Notes	3.500%	6/6/22	9,430,000	9,453,122
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	7,209,000	7,848,799	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	12,110,000	12,177,150	(a)

See Notes to Financial Statements.

8	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — continued
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	6,680,000	$6,760,294	(a)
Mondelez International Inc., Senior Notes	4.000%	2/1/24	15,275,000	15,820,684
Tyson Foods Inc., Senior Bonds	5.150%	8/15/44	2,250,000	2,313,661
WM Wrigley Jr. Co., Senior Notes	4.650%	7/15/15	3,387,000	3,390,644
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	2,090,000	2,119,691	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	7,490,000	7,626,498	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	3,010,000	3,101,730	(a)
Total Food Products				90,175,475
Tobacco — 1.0%
Altria Group Inc., Senior Notes	9.250%	8/6/19	11,710,000	14,699,247
Altria Group Inc., Senior Notes	4.750%	5/5/21	13,410,000	14,531,800
Altria Group Inc., Senior Notes	2.850%	8/9/22	15,620,000	15,014,116
Altria Group Inc., Senior Notes	9.950%	11/10/38	490,000	789,016
Altria Group Inc., Senior Notes	10.200%	2/6/39	1,230,000	2,025,478
Altria Group Inc., Senior Notes	5.375%	1/31/44	10,890,000	11,518,396
Imperial Tobacco Finance PLC, Senior Notes	2.050%	2/11/18	4,660,000	4,638,597	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	12,470,000	12,584,275
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,044,709
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	6,565,000	6,396,824
R.J. Reynolds Tobacco Co., Senior Notes	8.125%	6/23/19	2,160,000	2,558,904
R.J. Reynolds Tobacco Co., Senior Notes	3.750%	5/20/23	11,350,000	11,031,383
Reynolds American Inc., Senior Notes	6.750%	6/15/17	8,430,000	9,211,866
Reynolds American Inc., Senior Notes	3.250%	6/12/20	7,140,000	7,232,120
Reynolds American Inc., Senior Notes	3.250%	11/1/22	4,870,000	4,690,570
Reynolds American Inc., Senior Notes	5.850%	8/15/45	18,230,000	19,121,356
Total Tobacco				140,088,657
Total Consumer Staples				420,464,356
Energy — 4.1%
Energy Equipment & Services — 0.2%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	3,790,000	3,657,350
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	550,000	646,174
Baker Hughes Inc., Senior Notes	3.200%	8/15/21	8,710,000	8,863,287
CGG, Senior Notes	6.500%	6/1/21	1,420,000	1,178,600
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	11,570,000	6,826,300
Schlumberger Norge AS, Senior Notes	4.200%	1/15/21	900,000	967,053	(a)
SESI LLC, Senior Notes	7.125%	12/15/21	2,450,000	2,597,000
Transocean Inc., Senior Notes	5.550%	12/15/16	320,000	331,190
Transocean Ltd., Senior Notes	6.000%	3/15/18	5,485,000	5,539,850
Total Energy Equipment & Services				30,606,804

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — 3.9%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	6.125%	7/15/22	3,000,000	$3,187,500
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	5/15/23	1,060,000	1,045,595
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	2,850,000	2,800,125
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	6,470,000	8,102,148
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	8,334,000	9,145,765
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	30,000	36,273
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	4,140,000	4,777,063
Apache Corp., Senior Notes	3.250%	4/15/22	3,214,000	3,160,754
Apache Corp., Senior Notes	6.000%	1/15/37	1,810,000	1,952,411
Apache Corp., Senior Notes	5.100%	9/1/40	13,496,000	13,043,452
Arch Coal Inc., Senior Notes	7.000%	6/15/19	9,600,000	1,392,000
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	15,260,000	15,048,832
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	510,000	529,281
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,650,000	1,654,199
California Resources Corp., Senior Notes	6.000%	11/15/24	7,320,000	6,295,200
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	1,575,000	1,535,625
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	5,190,000	4,878,600
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	850,000	769,250
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	2,790,000	2,420,325
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	3,450,000	3,122,250
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	34,120,000	32,819,960
Concho Resources Inc., Senior Notes	6.500%	1/15/22	4,737,000	4,938,322
Concho Resources Inc., Senior Notes	5.500%	10/1/22	2,040,000	2,029,800
Concho Resources Inc., Senior Notes	5.500%	4/1/23	7,960,000	7,960,000
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	810,000	1,054,674
ConocoPhillips, Notes	6.500%	2/1/39	110,000	136,515
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	11,546
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	693,000	886,402
Continental Resources Inc., Senior Notes	7.125%	4/1/21	200,000	212,500
Continental Resources Inc., Senior Notes	5.000%	9/15/22	1,220,000	1,196,370
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,785,000	1,721,113
Crestwood Midstream Partners LP, Senior Notes	6.125%	3/1/22	5,800,000	5,916,000
Devon Energy Corp., Senior Notes	6.300%	1/15/19	14,500,000	16,379,881
Devon Energy Corp., Senior Notes	3.250%	5/15/22	950,000	938,946
Devon Energy Corp., Senior Notes	5.000%	6/15/45	15,360,000	15,163,607

See Notes to Financial Statements.

10	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Devon Financing Corp. LLC, Debentures	7.875%	9/30/31	60,000	$77,340
Ecopetrol SA, Senior Notes	5.375%	6/26/26	16,300,000	16,137,000
Ecopetrol SA, Senior Notes	5.875%	5/28/45	12,200,000	10,766,500
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	10,160,000	11,192,398
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	2,002,000	2,117,115
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.750%	2/1/22	3,250,000	3,445,000
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	3,118,000	3,344,055
Hess Corp., Notes	8.125%	2/15/19	8,620,000	10,205,192
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,821,000	2,195,419
Kerr-McGee Corp., Notes	7.875%	9/15/31	2,087,000	2,673,101
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	3,276,000	3,741,484
Kinder Morgan Inc., Senior Notes	7.250%	6/1/18	5,740,000	6,473,538
Kinder Morgan Inc., Senior Subordinated Notes	7.000%	6/15/17	11,034,000	11,999,078
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	5.500%	2/15/23	1,490,000	1,529,113
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	4.875%	12/1/24	13,540,000	13,235,350
MEG Energy Corp., Senior Notes	6.375%	1/30/23	350,000	323,750	(a)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	10,670,000	8,962,800	(a)
Noble Energy Inc., Senior Notes	8.250%	3/1/19	14,890,000	17,740,720
Noble Energy Inc., Senior Notes	4.150%	12/15/21	10,000	10,418
Noble Energy Inc., Senior Notes	5.250%	11/15/43	2,735,000	2,664,601
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	5,170,000	5,182,930
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Senior Notes	8.375%	6/1/20	6,812,000	7,391,020
Petrobras Global Finance BV, Senior Notes	3.875%	1/27/16	540,000	542,306
Petrobras Global Finance BV, Senior Notes	6.125%	10/6/16	6,387,000	6,562,642
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	5,579,000	5,527,896
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	57,170,000	54,986,106
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	15,500,000	14,964,785
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	28,762,000	30,703,435
Petroleos Mexicanos, Senior Bonds	5.500%	6/27/44	3,860,000	3,551,200	(a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	17,710,000	18,174,887
QEP Resources Inc., Senior Notes	6.875%	3/1/21	8,110,000	8,414,125
QEP Resources Inc., Senior Notes	5.250%	5/1/23	4,580,000	4,385,350
Range Resources Corp., Senior Notes	5.000%	8/15/22	1,020,000	999,600

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Range Resources Corp., Senior Notes	4.875%	5/15/25	5,250,000	$5,099,850	(a)
Range Resources Corp., Senior Subordinated Notes	5.750%	6/1/21	1,630,000	1,674,825
Range Resources Corp., Senior Subordinated Notes	5.000%	3/15/23	6,740,000	6,605,200
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	3,240,000	3,414,150
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	5,781,000	6,153,955
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	492,150
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.625%	2/1/21	3,190,000	3,253,800
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	2,859,237
Samson Investment Co., Senior Notes	9.750%	2/15/20	10,650,000	612,375
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	2,310,000	2,055,900	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	1,980,000	2,167,649
Shell International Finance BV, Senior Notes	4.125%	5/11/35	7,300,000	7,146,109
Shell International Finance BV, Senior Notes	6.375%	12/15/38	5,885,000	7,399,881
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	13,591,981
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	5/17/17	7,140,000	7,263,072	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	19,860,000	20,829,565	(a)
Statoil ASA, Senior Notes	3.125%	8/17/17	4,000,000	4,155,748
Whiting Canadian Holding Co. ULC, Senior Notes	8.125%	12/1/19	2,500,000	2,617,188
Williams Cos. Inc., Debentures	7.500%	1/15/31	499,000	546,114
Williams Cos. Inc., Notes	7.875%	9/1/21	10,339,000	12,136,725
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	287,000	320,335
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	3,680,544
Total Oil, Gas & Consumable Fuels				580,558,891
Total Energy				611,165,695
Financials — 10.0%
Banks — 6.5%
ANZ National International Ltd., Senior Notes	1.850%	10/15/15	7,100,000	7,126,156	(a)
BAC Capital Trust XIV, Junior Subordinated Notes	4.000%	8/3/15	12,050,000	9,594,812	(b)(c)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	16,950,000	16,875,928	(b)(c)
Bank of America Corp., Senior Notes	3.875%	3/22/17	3,610,000	3,753,238
Bank of America Corp., Senior Notes	6.400%	8/28/17	90,000	98,679
Bank of America Corp., Senior Notes	5.750%	12/1/17	1,800,000	1,960,882
Bank of America Corp., Senior Notes	5.650%	5/1/18	160,000	175,761
Bank of America Corp., Senior Notes	2.600%	1/15/19	8,150,000	8,238,754
Bank of America Corp., Senior Notes	5.625%	7/1/20	14,140,000	15,936,600

See Notes to Financial Statements.

12	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Senior Notes	5.875%	1/5/21	15,920,000	$18,214,581
Bank of America Corp., Senior Notes	5.000%	5/13/21	11,720,000	12,865,829
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	28,520,880
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	235,720
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	14,134,117
Bank of America Corp., Senior Notes	5.000%	1/21/44	42,260,000	43,877,840
Bank of America Corp., Senior Notes	4.875%	4/1/44	23,630,000	24,001,582
Bank of America Corp., Subordinated Notes	6.050%	5/16/16	390,000	404,974
Bank of America Corp., Subordinated Notes	5.420%	3/15/17	3,000,000	3,178,809
Bank of America Corp., Subordinated Notes	5.700%	5/2/17	5,920,000	6,315,971
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	14,046,095
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,189,464
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	12,000,000	11,755,236
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	4,555,000	4,956,018	(a)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	7,270,000	7,378,890
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,352,675	(a)
CIT Group Inc., Senior Notes	4.250%	8/15/17	690,000	700,350
CIT Group Inc., Senior Notes	5.375%	5/15/20	1,270,000	1,323,975
CIT Group Inc., Senior Notes	5.000%	8/1/23	10,380,000	10,224,300
Citigroup Inc., Junior Subordinated Bonds	5.350%	5/15/23	6,200,000	5,837,300	(b)(c)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	8,170,000	7,975,963	(b)(c)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	28,020,000	27,044,904	(b)(c)
Citigroup Inc., Junior Subordinated Notes	5.950%	1/30/23	6,050,000	5,959,250	(b)(c)
Citigroup Inc., Junior Subordinated Notes	5.900%	2/15/23	3,420,000	3,368,700	(b)(c)
Citigroup Inc., Senior Notes	6.000%	8/15/17	7,720,000	8,396,951
Citigroup Inc., Senior Notes	3.875%	10/25/23	330,000	336,772
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	19,090,000	19,018,852
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	720,881
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	27,300,932
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	11,244,953
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	1,965,028
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	151,936
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	5,404,000	6,544,995
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,130,000	1,150,373
Commonwealth Bank of Australia, Senior Notes	1.250%	9/18/15	15,410,000	15,433,315
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	4,160,000	4,634,423	(a)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Junior Subordinated Notes	11.000%	6/30/19	11,522,000	14,604,135	(a)(b)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	4.625%	12/1/23	24,060,000	$24,822,894
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	5.750%	12/1/43	10,600,000	11,638,376
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	16,980,000	19,696,800	(a)(b)(c)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	880,000	842,970	(a)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	10,440,000	10,466,100	(b)(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	8,270,000	8,352,576
ING Bank NV, Subordinated Notes	5.800%	9/25/23	13,820,000	15,090,113	(a)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	7,242,000	7,259,946	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	1/15/16	3,880,000	3,909,577
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	29,410,000	28,573,109	(a)
JPMorgan Chase & Co., Senior Notes	6.300%	4/23/19	9,630,000	11,032,349
JPMorgan Chase & Co., Senior Notes	4.400%	7/22/20	10,770,000	11,603,350
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	1,780,000	1,905,296
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	9,480,000	10,159,460
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	19,855
JPMorgan Chase & Co., Subordinated Notes	5.150%	10/1/15	250,000	252,315
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	309,000	334,158
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	8,928,000	8,669,258
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,995,000	3,930,704
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	20,000,000	19,665,520
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	17,870,000	17,370,819
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	115,261	(a)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	15,359,026
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	25,360,000	25,867,200	(b)
National Australia Bank of New York, Senior Notes	1.600%	8/7/15	6,000,000	6,006,384
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	14,640,000	15,848,576	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,885,000	2,346,825	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/30/17	500,000	534,250	(b)(c)
Royal Bank of Scotland Group PLC, Senior Notes	2.550%	9/18/15	2,150,000	2,156,011
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	5,810,000	6,492,814
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	6,229,000	6,707,275
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	12,920,000	13,737,022
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	15,075,000	15,963,400
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	24,180,000	24,150,573
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	4,009,000	4,201,989

See Notes to Financial Statements.

14	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Santander US Debt SA Unipersonal, Senior Notes	3.781%	10/7/15	2,300,000	$2,315,898	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	36,490,000	37,828,161	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	4,640,000	4,645,364	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.100%	1/14/16	4,290,000	4,343,728	(a)
Wachovia Bank NA, Subordinated Notes	6.000%	11/15/17	3,920,000	4,318,041
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/17/15	33,391,000	33,015,351	(b)(c)
Wachovia Corp., Senior Notes	5.750%	2/1/18	13,275,000	14,661,229
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	8,110,000	8,330,852
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	5,740,000	5,729,232
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	15,281,918
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	6,822,853
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,897,039
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	8,691,241
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	2,020,854
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	18,460,000	17,693,725
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	5,612,000	5,704,598
Total Banks				963,510,014
Capital Markets — 1.4%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	925,000	1,018,042
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	16,330,000	15,712,285	(a)
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	8/17/15	9,200,000	7,003,500	(b)(c)
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	13,300,000	13,502,293
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	583,000	648,226
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	210,000	214,941
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	25,760,000	28,684,275
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	3,946,000	4,509,197
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,320,000	5,907,956
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,188,985
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,405,310
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	9,697,940
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	35,009,291
Goldman Sachs Group Inc., Subordinated Notes	5.625%	1/15/17	1,420,000	1,503,662
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	11,840,000	13,887,704
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	4,180,000	4,032,563
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,415,035	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	8/17/15	5,550,000	0	(b)(d)(e)(f)(g)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	0.000%	8/19/65	190,000	$0	(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	5,280,000	0	(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000	0	(d)(e)(f)(g)
Morgan Stanley, Medium-Term Notes	0.725%	10/18/16	7,802,000	7,791,974	(c)
Morgan Stanley, Medium-Term Notes	5.550%	4/27/17	7,435,000	7,968,008
Morgan Stanley, Senior Notes	5.450%	1/9/17	3,990,000	4,228,203
Morgan Stanley, Senior Notes	4.750%	3/22/17	2,010,000	2,120,441
Morgan Stanley, Senior Notes	5.950%	12/28/17	4,700,000	5,166,310
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	27,101,000	29,133,006
Total Capital Markets				209,749,147
Consumer Finance — 0.5%
Ally Financial Inc., Senior Notes	7.500%	9/15/20	2,699,000	3,144,335
American Express Co., Subordinated Debentures	6.800%	9/1/66	8,556,000	8,803,268	(c)
American Honda Finance Corp., Notes	1.000%	8/11/15	14,310,000	14,319,359	(a)
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	18,610,000	21,529,984
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,500,000	1,666,950
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	60,000	66,900
Navient Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	56,000	45,360
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	16,560,000	16,602,211
Total Consumer Finance				66,178,367
Diversified Financial Services — 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	8,550,000	8,453,812	(a)
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	5,890,000	6,529,907
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	4,964,985
General Electric Capital Corp., Senior Notes	1.625%	7/2/15	8,200,000	8,200,000
General Electric Capital Corp., Senior Notes	4.375%	9/16/20	4,135,000	4,502,643
General Electric Capital Corp., Senior Notes	4.650%	10/17/21	1,430,000	1,566,787
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	45,970,000	61,722,724
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	29,645,000	31,868,375	(c)
General Electric Capital Corp., Subordinated Notes	5.300%	2/11/21	15,305,000	17,209,432
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	2,870,000	2,812,600	(a)(c)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	26,120,000	27,474,975	(a)
Voya Financial Inc., Senior Notes	2.900%	2/15/18	2,450,000	2,514,180
Total Diversified Financial Services				177,820,420
Insurance — 0.2%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	446,000	491,177

See Notes to Financial Statements.

16	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
American International Group Inc., Medium-Term Notes, Senior Notes	5.850%	1/16/18	60,000	$66,149
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	11,178,400	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	5,783,000	6,346,842
MetLife Inc., Senior Notes	4.750%	2/8/21	6,300,000	6,958,514
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000	326,733
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	7,908,247	(a)
Teachers Insurance & Annuity Association of America — College Retirement Equity Fund, Notes	6.850%	12/16/39	280,000	350,603	(a)
Total Insurance				33,626,665
Real Estate Investment Trusts (REITs) — 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	23,700,513	(a)
Thrifts & Mortgage Finance — 0.0%
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	6,591,000	6,849,796
Total Financials				1,481,434,922
Health Care — 2.3%
Biotechnology — 0.2%
Amgen Inc., Senior Notes	3.625%	5/22/24	3,160,000	3,134,676
Amgen Inc., Senior Notes	5.375%	5/15/43	1,840,000	1,952,560
Celgene Corp., Senior Notes	3.625%	5/15/24	2,200,000	2,197,206
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	12,169,000	12,434,722
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	5,007,285
Total Biotechnology				24,726,449
Health Care Equipment & Supplies — 0.3%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	8,490,000	8,461,440
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	2,880,000	2,786,809
Medtronic Inc., Senior Notes	4.450%	3/15/20	6,960,000	7,592,017
Medtronic Inc., Senior Notes	3.125%	3/15/22	1,010,000	1,023,466
Medtronic Inc., Senior Notes	3.500%	3/15/25	30,060,000	29,957,405	(a)
Total Health Care Equipment & Supplies				49,821,137
Health Care Providers & Services — 0.7%
Anthem Inc., Notes	7.000%	2/15/19	1,895,000	2,164,251
Anthem Inc., Senior Notes	1.250%	9/10/15	3,210,000	3,211,772
Anthem Inc., Senior Notes	5.875%	6/15/17	3,052,000	3,314,237
Anthem Inc., Senior Notes	3.700%	8/15/21	2,130,000	2,179,452
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,131,305
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	1,410,000	1,289,408

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
DaVita HealthCare Partners Inc., Senior Notes	5.125%	7/15/24	11,390,000	$11,197,794
DaVita HealthCare Partners Inc., Senior Notes	5.000%	5/1/25	9,670,000	9,307,375
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	6,730,000	7,133,800	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	772,200	(a)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	4,200,000	4,473,000	(a)
HCA Inc., Debentures	7.500%	11/15/95	15,410,000	15,255,900
HCA Inc., Notes	7.690%	6/15/25	723,000	820,605
HCA Inc., Senior Bonds	5.375%	2/1/25	1,460,000	1,483,798
HCA Inc., Senior Notes	7.500%	2/15/22	3,418,000	3,926,428
HCA Inc., Senior Secured Notes	4.250%	10/15/19	4,150,000	4,248,562
Humana Inc., Senior Notes	7.200%	6/15/18	240,000	276,149
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,382,446
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	3,305,449
Omnicare Inc., Senior Notes	4.750%	12/1/22	2,570,000	2,724,200
UnitedHealth Group Inc., Senior Notes	6.000%	2/15/18	310,000	344,654
UnitedHealth Group Inc., Senior Notes	1.625%	3/15/19	1,540,000	1,521,592
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	3,000,000	3,209,325
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	11,695,000
Total Health Care Providers & Services				101,368,702
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	4,520,000	4,601,003
Thermo Fisher Scientific Inc., Senior Notes	5.300%	2/1/44	1,350,000	1,426,846
Total Life Sciences Tools & Services				6,027,849
Pharmaceuticals — 1.1%
AbbVie Inc., Senior Notes	1.750%	11/6/17	9,540,000	9,565,004
AbbVie Inc., Senior Notes	2.900%	11/6/22	1,500,000	1,452,450
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	15,560,000	15,379,426
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	8,600,000	8,518,541
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	11,450,000	11,247,587
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	4,540,000	4,316,505
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	5,940,000	5,655,201
Baxalta Inc., Senior Notes	5.250%	6/23/45	5,560,000	5,590,335	(a)
GlaxoSmithKline Capital Inc., Senior Bonds	6.375%	5/15/38	7,000,000	8,810,872
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	10,240,000	10,150,308
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	8,560,000	8,208,484
Perrigo Co. PLC, Senior Notes	4.000%	11/15/23	4,150,000	4,205,660
Pfizer Inc., Senior Notes	6.200%	3/15/19	4,675,000	5,347,503
Pfizer Inc., Senior Notes	7.200%	3/15/39	7,000,000	9,655,065

See Notes to Financial Statements.

18	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Roche Holdings Inc., Senior Notes	6.000%	3/1/19	4,045,000	$4,603,040	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	298,000	303,719
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	25,730,000	26,566,225	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	10,800,000	11,110,500	(a)
Wyeth, Notes	5.950%	4/1/37	6,358,000	7,584,509
Zoetis Inc., Senior Notes	3.250%	2/1/23	2,340,000	2,267,008
Total Pharmaceuticals				160,537,942
Total Health Care				342,482,079
Industrials — 1.1%
Aerospace & Defense — 0.1%
Boeing Co., Senior Notes	6.000%	3/15/19	8,370,000	9,562,951
Boeing Co., Senior Notes	4.875%	2/15/20	3,180,000	3,587,965
Raytheon Co., Senior Notes	3.125%	10/15/20	4,520,000	4,683,326
United Technologies Corp., Senior Notes	4.500%	6/1/42	7,330,000	7,446,510
Total Aerospace & Defense				25,280,752
Airlines — 0.2%
Air 2 US, Notes	8.027%	10/1/19	3,134,037	3,353,419	(a)
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	9,467,655	10,556,435
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	20,187	21,081
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	178,344	189,490
Delta Air Lines Inc., Pass-Through Certificates	6.821%	8/10/22	10,926,721	12,538,412
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	5,496,715	6,101,354
Southwest Airlines Co., Notes	5.125%	3/1/17	5,320,000	5,644,914
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	1,301,165	1,415,017
Total Airlines				39,820,122
Building Products — 0.1%
Building Materials Corp. of America, Senior Notes	6.750%	5/1/21	105,000	109,463	(a)
Masco Corp., Senior Notes	6.125%	10/3/16	8,270,000	8,704,175
Total Building Products				8,813,638
Commercial Services & Supplies — 0.2%
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	7,130,000	7,023,050	(a)
United Rentals North America Inc., Senior Notes	7.375%	5/15/20	2,330,000	2,486,087
Waste Management Inc., Senior Notes	4.600%	3/1/21	2,370,000	2,609,270
Waste Management Inc., Senior Notes	3.500%	5/15/24	5,040,000	5,046,885
Waste Management Inc., Senior Notes	7.375%	5/15/29	1,280,000	1,739,142

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
West Corp., Senior Notes	5.375%	7/15/22	9,790,000	$9,153,650	(a)
Total Commercial Services & Supplies				28,058,084
Electrical Equipment — 0.2%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	1,373,000	1,360,417
Eaton Corp., Senior Notes	1.500%	11/2/17	3,900,000	3,897,336
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	24,505,363
Eaton Corp., Senior Notes	4.150%	11/2/42	6,590,000	6,079,591
Total Electrical Equipment				35,842,707
Industrial Conglomerates — 0.1%
General Electric Co., Senior Notes	4.500%	3/11/44	8,660,000	8,795,009
Machinery — 0.1%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	5,268,000	5,315,339
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	2,490,000	2,438,021
Total Machinery				7,753,360
Road & Rail — 0.1%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	7,450,000	7,468,625	(a)
Total Industrials				161,832,297
Information Technology — 0.2%
Semiconductors & Semiconductor Equipment — 0.0%
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	1,360,000	1,501,834
Software — 0.2%
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	8,410,000	8,809,475	(a)
Oracle Corp., Senior Notes	1.200%	10/15/17	15,770,000	15,770,032
Total Software				24,579,507
Total Information Technology				26,081,341
Materials — 2.2%
Chemicals — 0.2%
Eagle Spinco Inc., Senior Subordinated Notes	4.625%	2/15/21	11,645,000	11,295,650
Ecolab Inc., Senior Notes	4.350%	12/8/21	2,650,000	2,858,934
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	5,730,000	5,257,275
LyondellBasell Industries NV, Senior Notes	5.000%	4/15/19	2,690,000	2,913,983
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	2,360,000	2,701,388
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	3,064,378
OCP SA, Senior Notes	4.500%	10/22/25	9,010,000	8,548,237	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	330,000	363,522
Total Chemicals				37,003,367
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.286%	12/15/19	10,560,000	10,269,600	(a)(c)

See Notes to Financial Statements.

20	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Containers & Packaging — continued
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	6.875%	2/15/21	5,165,000	$5,384,513
Rock-Tenn Co., Senior Notes	3.500%	3/1/20	2,855,000	2,940,116
Rock-Tenn Co., Senior Notes	4.000%	3/1/23	2,250,000	2,287,303
Total Containers & Packaging				20,881,532
Metals & Mining — 1.8%
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	7,305,000	8,460,425
Barrick Gold Corp., Senior Notes	3.850%	4/1/22	4,330,000	4,196,792
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	11,290,000	11,000,682
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	8,269,000	8,446,850
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	20,420,000	23,626,185
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	3,080,000	3,128,495
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	7,920,199
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	14,590,000	15,064,175	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	10,630,000	10,438,394
Glencore Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	3,000,000	3,157,647	(a)
Glencore Finance Canada Ltd., Senior Notes	2.050%	10/23/15	13,920,000	13,955,649	(a)
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	11,790,000	11,912,250	(a)
Glencore Funding LLC, Senior Notes	2.500%	1/15/19	5,000,000	4,943,895	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	33,510,000	32,845,564	(a)
Rio Tinto Finance USA Ltd., Notes	6.500%	7/15/18	2,453,000	2,781,165
Rio Tinto Finance USA Ltd., Senior Notes	1.875%	11/2/15	1,480,000	1,485,942
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	5,460,000	5,555,293
Rio Tinto Finance USA Ltd., Senior Notes	3.500%	11/2/20	5,370,000	5,594,611
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	3,340,000	3,535,918
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	4,990,000	5,171,242
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	6,450,000	6,957,937	(a)(h)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	1,500,000	1,549,110
Southern Copper Corp., Senior Notes	5.250%	11/8/42	26,640,000	23,119,258
Steel Dynamics Inc., Senior Notes	6.375%	8/15/22	7,433,000	7,776,776
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	21,328,000	20,836,432
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	16,044,000	15,511,500
Total Metals & Mining				258,972,386
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	7,330,000	7,639,986
Celulosa Arauco y Constitucion SA, Senior Notes	4.500%	8/1/24	1,250,000	1,268,071
Total Paper & Forest Products				8,908,057
Total Materials				325,765,342

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Telecommunication Services — 2.7%
Diversified Telecommunication Services — 2.1%
AT&T Inc., Global Notes	5.500%	2/1/18	2,136,000	$2,334,338
AT&T Inc., Senior Notes	4.450%	5/15/21	1,460,000	1,558,252
AT&T Inc., Senior Notes	3.000%	2/15/22	2,516,000	2,455,885
AT&T Inc., Senior Notes	3.400%	5/15/25	70,815,000	67,536,832
AT&T Inc., Senior Notes	5.550%	8/15/41	6,390,000	6,547,002
AT&T Inc., Senior Notes	4.350%	6/15/45	10,893,000	9,299,528
British Telecommunications PLC, Bonds	9.625%	12/15/30	5,310,000	7,880,959
CenturyLink Inc., Senior Notes	6.000%	4/1/17	8,270,000	8,621,475
CenturyLink Inc., Senior Notes	5.800%	3/15/22	6,051,000	5,778,705
CenturyLink Inc., Senior Notes	5.625%	4/1/25	1,280,000	1,155,200	(a)
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	10,121,000	10,462,250
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	5,777,000	5,115,534
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	3,000,000	2,966,250
Qwest Corp., Debentures	6.875%	9/15/33	5,600,000	5,537,224
Telecom Italia Capital SA, Senior Notes	7.175%	6/18/19	570,000	640,538
Telefonica Emisiones SAU, Senior Notes	6.421%	6/20/16	610,000	637,814
Telefonica Emisiones SAU, Senior Notes	6.221%	7/3/17	560,000	608,685
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	1,465,000	1,655,128
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	4,485,000	4,906,056
UPCB Finance VI Ltd., Senior Secured Notes	6.875%	1/15/22	6,979,500	7,433,167	(a)
Verizon Communications Inc., Senior Notes	3.450%	3/15/21	7,844,000	7,995,601
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	1,560,000	1,464,503
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	29,005,000	31,755,863
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	14,466,000	16,577,168
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	82,344,000	96,322,223
Total Diversified Telecommunication Services				307,246,180
Wireless Telecommunication Services — 0.6%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	16,700,000	16,579,760	(a)
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	6,430,000	7,040,207
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	8,180,000	9,054,851
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	19,240,000	18,955,537	(a)
Rogers Communications Inc., Senior Notes	6.800%	8/15/18	80,000	91,343
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,320,000	1,135,200
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	4,231,000	4,114,648
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	13,050,000	14,736,843	(a)
Sprint Corp., Senior Notes	7.875%	9/15/23	2,870,000	2,799,111
Sprint Corp., Senior Notes	7.625%	2/15/25	19,055,000	17,959,337

See Notes to Financial Statements.

22	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	6.633%	4/28/21	990,000	$1,027,125
Total Wireless Telecommunication Services				93,493,962
Total Telecommunication Services				400,740,142
Utilities — 1.1%
Electric Utilities — 1.0%
Berkshire Hathaway Energy Co., Bonds	6.125%	4/1/36	160,000	188,490
Berkshire Hathaway Energy Co., Senior Bonds	6.500%	9/15/37	8,525,000	10,458,461
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	3,416,271
Duke Energy Progress Inc., Secured Bonds	2.800%	5/15/22	400,000	394,144
Exelon Corp., Bonds	5.625%	6/15/35	426,000	456,916
FirstEnergy Corp., Notes	7.375%	11/15/31	51,356,000	62,572,304
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	4,290,000	4,353,179
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	18,500,000	18,615,477
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	1,260,000	1,456,875	(i)
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	10,950,000	13,164,210
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	2,980,000	3,572,752
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	10,590,000	12,250,745
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,565,716
Progress Energy Inc., Senior Notes	6.000%	12/1/39	7,000,000	8,435,504
Total Electric Utilities				144,901,044
Gas Utilities — 0.1%
Southern Natural Gas Co., Senior Notes	5.900%	4/1/17	50,000	53,253	(a)
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	9,413,000	11,174,106
Total Gas Utilities				11,227,359
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp., Senior Notes	8.000%	6/1/20	1,010,000	1,166,550
AES Corp., Senior Notes	7.375%	7/1/21	1,069,000	1,173,228
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	1,334,000	1,440,720	(a)
Calpine Corp., Senior Secured Notes	5.875%	1/15/24	780,000	824,850	(a)
Total Independent Power and Renewable Electricity Producers				4,605,348
Multi-Utilities — 0.0%
Dominion Resources Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,477,104
Total Utilities				165,210,855
Total Corporate Bonds & Notes (Cost — $4,244,239,672)				4,304,993,646
Asset-Backed Securities — 3.7%
321 Henderson Receivables LLC, 2014-1A A	3.960%	3/15/63	3,349,227	3,471,279	(a)
321 Henderson Receivables LLC, 2014-3A A	3.500%	6/15/77	19,267,177	19,264,730	(a)
AASET, 2014-1 B	7.375%	12/15/29	16,346,154	16,346,154	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Access Group Inc., 2005-B B2	0.777%	7/25/35	1,827,820	$1,653,146	(c)
ACE Securities Corp., 2006-GP1 A	0.447%	2/25/31	39,675	38,432	(c)
AFC Home Equity Loan Trust, 2002-2 2A	0.887%	6/25/30	201,872	167,346	(c)
Airspeed Ltd., 2007-1A G1W	0.456%	4/15/24	18,408,208	15,462,894	(a)(c)(g)
Ameriquest Mortgage Securities Inc., 2003-1 M1	1.535%	2/25/33	872,351	824,434	(c)
Applebee’s/IHOP Funding LLC, 2014-1 A2	4.277%	9/5/44	7,578,000	7,681,053	(a)
Argent Securities Inc., 2005-W5 A2D	0.507%	1/25/36	15,887,837	12,237,464	(c)
Avis Budget Rental Car Funding AESOP LLC, 2013-1A A	1.920%	9/20/19	5,700,000	5,681,652	(a)
Avis Budget Rental Car Funding AESOP LLC, 2013-2A A	2.970%	2/20/20	2,870,000	2,947,186	(a)
Avis Budget Rental Car Funding AESOP LLC, 2014-1A A	2.460%	7/20/20	12,260,000	12,340,487	(a)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3	0.757%	9/25/34	44,384	43,584	(c)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1	0.634%	9/25/34	3,236,341	2,977,234	(c)
Bear Stearns Asset-Backed Securities Trust, 2006-1 A	0.465%	2/25/36	168,623	168,118	(c)
Brazos Student Loan Finance Corp., 2009-1 AS	2.767%	12/27/39	7,100,000	7,827,253	(c)
CDC Mortgage Capital Trust, 2002-HE1 A	0.807%	1/25/33	205,039	191,927	(c)
CDC Mortgage Capital Trust, 2004-HE3 M1	1.100%	11/25/34	147,750	141,979	(c)
Contimortgage Home Equity Trust, 1997-4 B1F	7.330%	10/15/28	301,669	304,424
Countrywide Asset-Backed Certificates, 2002-BC1	0.847%	4/25/32	80,214	53,731	(c)
Countrywide Asset-Backed Certificates, 2003-1	0.867%	6/25/33	118,070	100,255	(c)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	0.807%	9/25/33	470,971	433,841	(c)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	0.527%	12/25/36	120,351	83,339	(a)(c)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.326%	7/15/36	122,712	104,398	(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.305%	11/15/36	1,084,391	954,070	(c)
Countrywide Home Equity Loan Trust, 2006-I 2A	0.326%	1/15/37	12,506,200	11,368,723	(c)
Countrywide Home Equity Loan Trust, 2007-B A	0.336%	2/15/37	15,995,054	14,457,130	(c)
EMC Mortgage Loan Trust, 2002-B A1	1.487%	2/25/41	171,340	166,416	(a)(c)
Fairbanks Capital Mortgage Loan Trust, 1999-1 A	1.387%	5/25/28	220,491	208,118	(a)(c)
Federal National Mortgage Association (FNMA)	1.000%	7/31/45	5,500,000	1,416,250	(g)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN	0.414%	10/25/34	14,855,557	13,655,976	(a)(c)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.384%	11/25/36	101,333	88,743	(c)
Green Tree Financial Corp., 1993-2	8.000%	7/15/18	20,065	20,134
Green Tree Financial Corp., 1996-5 B1	8.100%	7/15/26	169,233	3,701	(c)
Green Tree Home Improvement Loan Trust, 1996-A	7.400%	2/15/26	21,612	21,522
Greenpoint Manufactured Housing, 1999-2 A2	2.902%	3/18/29	5,850,000	5,353,130	(c)
Greenpoint Manufactured Housing, 1999-3 2A2	3.500%	6/19/29	2,500,000	2,175,000	(c)
Greenpoint Manufactured Housing, 1999-4 A2	3.687%	2/20/30	2,350,000	2,044,500	(c)
Greenpoint Manufactured Housing, 2001-2 IA2	3.685%	2/20/32	3,275,000	3,005,510	(c)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.686%	3/13/32	5,625,000	5,097,611	(c)

See Notes to Financial Statements.

24	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
GSAA Home Equity Trust, 2005-6 A3	0.557%	6/25/35	9,677,588	$9,263,745	(c)
GSAA Home Equity Trust, 2007-6 A4	0.487%	5/25/47	15,987,952	11,785,007	(c)
GSRPM Mortgage Loan Trust, 2007-1 A	0.587%	10/25/46	9,238,448	7,681,890	(a)(c)
Hertz Vehicle Financing LLC, 2013-1A A2	1.830%	8/25/19	9,350,000	9,301,595	(a)
Hertz Vehicle Financing LLC, 2015-1A A	2.730%	3/25/21	14,950,000	14,875,250
Hertz Vehicle Financing LLC, 2015-1A B	3.520%	3/25/21	20,779,000	20,675,105
Hertz Vehicle Financing LLC, 2015-1A C	4.350%	3/25/21	14,481,000	14,408,595
HLSS Servicer Advance Receivables Backed Notes, 2013-T7 B7	2.229%	11/15/46	5,000,000	4,989,050	(a)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	0.705%	3/25/31	51,492	41,889	(c)
Insurance Note Capital Term RLII, 2005-1R2A	0.516%	10/4/35	14,512,848	13,357,625	(a)(c)
JPMorgan Mortgage Acquisition Corp., 2005-OPT1 M3	0.687%	6/25/35	1,880,000	1,488,231	(c)
Lehman XS Trust, 2005-5N 3A1A	0.487%	11/25/35	4,012,725	3,554,344	(c)
Lehman XS Trust, 2006-2N 1A1	0.447%	2/25/46	22,914,927	16,639,949	(c)
Long Beach Mortgage Loan Trust, 2004-6 A3	1.487%	11/25/34	8,762,839	8,670,181	(c)
Long Beach Mortgage Loan Trust, 2006-9 2A3	0.347%	10/25/36	4,781,990	2,145,258	(c)
Morgan Stanley ABS Capital I, 2003-HE3 M1	1.207%	10/25/33	725,661	676,798	(c)
National Collegiate Student Loan Trust, 2006-3 A4	0.457%	3/26/29	12,960,000	11,843,600	(c)
National Collegiate Student Loan Trust, 2007-4 A3L	1.037%	3/25/38	72,180,000	51,602,471	(c)
Northstar Education Finance Inc., 2007-1 A6	1.502%	1/29/46	12,175,000	11,547,147	(c)
Northstar Education Finance Inc., 2007-1 A5	0.480%	1/29/46	6,475,000	6,141,039	(c)
Novastar Home Equity Loan, 2003-3 A2C	1.247%	12/25/33	79,472	74,506	(c)
Origen Manufactured Housing Contract Trust, 2005-B	5.990%	1/15/37	768,162	805,022
Origen Manufactured Housing Contract Trust, 2005-B	6.480%	1/15/37	1,101,033	1,177,395
Origen Manufactured Housing Contract Trust, 2006-A A2	2.300%	10/15/37	24,320,528	21,985,485	(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	0.174%	4/15/37	28,689,736	25,728,648	(c)
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2	1.987%	7/25/35	7,908,150	7,350,286	(c)
Provident Bank Home Equity Loan Trust, 2002-2 A2	0.727%	8/25/31	134,509	76,119	(c)
RAAC, 2007-RP2 M1	1.162%	2/25/46	10,000,000	7,405,280	(a)(c)
Renaissance Home Equity Loan Trust, 2003-1 A	1.047%	6/25/33	639,568	603,922	(c)
Renaissance Home Equity Loan Trust, 2003-3 A	0.687%	12/25/33	248,421	235,627	(c)
Renaissance Home Equity Loan Trust, 2003-4 A3	0.807%	3/25/34	8,418,281	8,132,085	(c)
Renaissance Home Equity Loan Trust, 2005-1	0.517%	5/25/35	1,210,387	1,045,869	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	16,500,000	11,861,240
Residential Asset Mortgage Products Inc., 2003-RS4 AIIB	0.847%	5/25/33	413,634	366,192	(c)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.310%	8/25/33	2,696,826	2,382,923	(c)
Residential Funding Mortgage Securities II, 2003-HS3	0.477%	8/25/33	28,897	26,807	(c)
Residential Funding Securities Corp., 2002-RP2 A1	1.687%	10/25/32	2,526,253	2,324,239	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
SACO I Trust, 2006-3 A3	0.647%	4/25/36	821,339	$1,296,376	(c)
SACO I Trust, 2006-5 1A	0.487%	4/25/36	66,991	115,912	(c)
Saxon Asset Securities Trust, 2002-3 M1	1.312%	12/25/32	1,042,198	973,066	(c)
Saxon Asset Securities Trust, 2005-1 M1	0.875%	5/25/35	6,050,527	5,751,716	(c)
SLM Student Loan Trust, 2013-M1 M1	3.500%	10/28/29	7,713,508	7,670,811	(a)
Small Business Administration Participation Certificates, 2013-20J 1	3.370%	10/1/33	13,330,980	13,877,959
Small Business Administration Participation Certificates, 2015-20D 1	2.510%	4/1/35	4,960,000	4,944,360
Small Business Administration Participation Certificates, 2015-20E 1	2.770%	5/1/35	9,378,000	9,454,323
Small Business Administration Participation Certificates, 2015-20F 1	2.980%	6/1/35	6,880,000	6,974,709
Southern Pacific Secured Assets Corp., 1998-2 A1	0.357%	7/25/29	5,949	5,440	(c)
Structured Asset Securities Corp., 2005-SC1 1A2	8.064%	5/25/31	9,642,469	8,414,462	(a)(c)
Structured Asset Securities Corp., 2006-ARS1 A1	0.405%	2/25/36	1,145,283	94,127	(a)(c)
UCFC Home Equity Loan, 1998-C	5.935%	1/15/30	188	188
Total Asset-Backed Securities (Cost — $522,463,182)				542,426,737
Collateralized Mortgage Obligations — 15.6%
American Home Mortgage Assets, 2006-3 3A12	0.377%	10/25/46	9,053,658	6,360,521	(c)
BAMLL Commercial Mortgage Securities Trust, 2015-200P A	3.218%	4/14/33	10,400,000	10,179,520	(a)(c)
Banc of America Alternative Loan Trust, 2004-11 2CB1	6.000%	12/25/34	12,630,402	12,229,374
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.793%	4/10/49	2,220,000	2,232,918	(c)
Banc of America Funding Corp., 2003-1 A1	6.000%	5/20/33	44,019	46,147
Banc of America Funding Corp., 2004-B 3A2	2.919%	12/20/34	154,437	86,838	(c)
Banc of America Funding Corp., 2005-F 2A1	2.814%	9/20/35	9,311,439	7,047,102	(c)
Banc of America Funding Corp., 2015-R2 10A1	0.371%	6/29/37	54,388,875	52,217,230	(a)(c)
Banc of America Funding Corp., 2015-R2 3A2	0.441%	4/29/37	50,236,000	40,580,641	(a)(c)
Banc of America Mortgage Securities Inc., 2004-K 4A1	2.484%	12/25/34	71,171	69,410	(c)
BCAP LLC Trust, 2009-RR4 8A2	2.776%	9/26/35	4,322,766	3,417,194	(a)(c)
BCAP LLC Trust, 2010-RR06 4A13	2.776%	9/26/35	3,545,739	2,757,606	(a)(c)
Bear Stearns ARM Trust, 2005-12 11A1	2.639%	2/25/36	1,561,592	1,231,227	(c)
Bear Stearns Asset-Backed Securities Trust, 2005-AC9 A4	16.419%	12/25/35	1,214,258	1,390,280	(c)
Bear Stearns Asset-Backed Securities Trust, 2006-AC4 A2	32.773%	7/25/36	7,649,129	11,349,035	(c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1	0.357%	3/25/37	39,524,418	31,755,459	(c)
BLCP Hotel Trust, 2014-CLMZ M	5.914%	8/15/29	6,300,000	6,284,457	(a)(c)
Carefree Portfolio Trust, 2014-CMZA MZA	6.163%	11/15/19	5,000,000	5,018,097	(a)(c)
CD Commercial Mortgage Trust, 2006-CD2 AJ	5.566%	1/15/46	9,315,000	8,924,394	(c)
CD Commercial Mortgage Trust, 2006-CD2 AM	5.527%	1/15/46	2,500,000	2,545,930	(c)

See Notes to Financial Statements.

26	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	2,820,000	$2,690,917
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	5,420,000	4,544,616	(c)
Chevy Chase Mortgage Funding Corp., 2005-4A A1	0.387%	10/25/36	749,255	656,682	(a)(c)
Citigroup Commercial Mortgage Trust, 2006-C5 AJ	5.482%	10/15/49	4,520,000	4,506,304
Citigroup Commercial Mortgage Trust, 2008-C7 AJA	6.349%	12/10/49	2,160,000	2,097,263	(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	7,500,000	7,692,720
Citigroup Mortgage Loan Trust Inc., 2005-05	2.027%	8/25/35	133,392	108,917	(c)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	2.714%	12/25/35	156,337	136,880	(c)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A4	0.427%	11/25/36	7,624,550	6,610,249	(c)
Commercial Mortgage Pass-Through Certificates, 2006-C8 AJ	5.377%	12/10/46	18,695,720	18,813,410
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	960,000	955,936
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	3,443,000	3,670,865
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,575,880	(c)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.254%	10/10/46	730,000	774,003	(c)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	1,763,000	1,783,377	(a)
Commercial Mortgage Pass-Through Certificates, 2014-SAVA D	3.286%	6/15/34	14,511,000	14,524,887	(a)(c)
Commercial Mortgage Trust, 2013-CR09 E	4.400%	7/10/45	3,000,000	2,359,686	(a)(c)
Commercial Mortgage Trust, 2013-CR12 E	5.254%	10/10/46	1,453,000	1,259,460	(a)(c)
Commercial Mortgage Trust, 2013-CR13 E	4.913%	12/10/23	2,746,000	2,331,236	(a)(c)
Commercial Mortgage Trust, 2014-CR19 B	4.703%	8/10/47	10,190,000	10,659,912	(c)
Commercial Mortgage Trust, 2014-CR21 A3	3.528%	12/10/47	590,000	599,335
Commercial Mortgage Trust, 2014-CR21 C	4.567%	12/10/47	11,948,000	11,678,931	(c)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	10,670,000	10,591,511	(c)
Commercial Mortgage Trust, 2015-DC1 C	4.499%	2/10/48	3,070,000	2,980,169	(c)
Connecticut Avenue Securities, 2014-C03 1M2	3.187%	7/25/24	82,960,000	77,017,160	(c)
Connecticut Avenue Securities, 2015-C01 2M2	4.737%	2/25/25	23,220,000	23,456,031	(c)
Core Industrial Trust, 2015-TEXW F	3.977%	2/10/34	21,939,000	19,818,288	(a)(c)
Countrywide Alternative Loan Trust, 2003-20CB 1A1	5.500%	10/25/33	7,515,407	7,666,039
Countrywide Alternative Loan Trust, 2004-33 2A1	2.718%	12/25/34	21,587	21,243	(c)
Countrywide Alternative Loan Trust, 2006-006CB 1A4	5.500%	5/25/36	11,632,180	10,898,724
Countrywide Alternative Loan Trust, 2006-043CB 1A10	6.000%	2/25/37	9,870,144	8,867,959
Countrywide Alternative Loan Trust, 2006-0A01 2A1	0.397%	3/20/46	167,576	132,024	(c)
Countrywide Alternative Loan Trust, 2006-0A09 2A1B	0.387%	7/20/46	328,886	243,801	(c)
Countrywide Alternative Loan Trust, 2006-0A17 1A1A	0.382%	12/20/46	2,195,823	1,669,564	(c)
Countrywide Alternative Loan Trust, 2006-18CB A6, PAC	27.852%	7/25/36	15,476,787	26,501,490	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Countrywide Alternative Loan Trust, 2006-23CB 2A6, PAC-11	27.652%	8/25/36	5,084,038	$8,070,478	(c)
Countrywide Alternative Loan Trust, 2006-43CB 3A3, IO	6.443%	2/25/37	26,408,248	8,223,555	(c)
Countrywide Alternative Loan Trust, 2007-8CB A4	37.878%	5/25/37	1,978,237	3,526,318	(c)
Countrywide Home Loan Mortgage Pass Through Trust, 2006-0A5 1A1	0.387%	4/25/46	2,724,600	2,287,162	(c)
Countrywide Home Loan Mortgage Pass Through Trust, 2006-HYB1 2A1	2.391%	3/20/36	85,623	80,755	(c)
Countrywide Home Loans, 2006-R1 AF2	0.557%	1/25/36	4,860,924	4,140,759	(a)(c)
Countrywide Home Loans, 2006-R2 AS, IO	5.449%	7/25/36	36,829,595	5,267,405	(a)(c)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.000%	6/15/38	31,327,822	30,562,577	(c)
Credit Suisse Commercial Mortgage Trust, 2007-C2 AM	5.615%	1/15/49	4,869,000	5,118,497	(c)
Credit Suisse Mortgage Trust, 2013-11R 2A3	28.851%	5/27/34	12,461,744	17,510,532	(a)(c)
Credit Suisse Mortgage Trust, 2014-11R 15A1	2.403%	1/27/36	14,689,947	14,864,390	(a)(c)
Credit Suisse Mortgage Trust, 2014-USA A2	3.953%	9/15/37	13,300,000	13,681,870	(a)
Credit Suisse Mortgage Trust, 2014-USA B	4.185%	9/15/37	10,390,000	10,711,321	(a)
Credit Suisse Mortgage Trust, 2014-USA D	4.373%	9/15/37	10,650,000	10,347,433	(a)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	4,290,000	3,941,240	(a)
Credit Suisse Mortgage Trust, 2015-1R	0.321%	7/27/35	43,606,830	41,034,027	(a)(c)
Credit Suisse Mortgage Trust, 2015-2R 7A1	2.727%	8/27/36	50,813,161	50,872,155	(a)(c)
Credit Suisse Mortgage Trust, 2015-3R 1A1	0.384%	7/29/37	24,410,133	22,776,261	(a)(c)
Credit Suisse Mortgage Trust, 2015-3R 1A2	0.386%	7/29/37	20,270,292	12,644,851	(a)(c)
Credit Suisse Mortgage Trust, 2015-4R 3A3	0.484%	10/27/36	48,456,954	22,487,079	(a)(c)
Credit Suisse Mortgage Trust, 2015-TOWN F	4.686%	3/15/17	15,000,000	14,855,610	(a)(c)
Downey Savings & Loan Association Mortgage Loan Trust, 2004-AR1 A2A	1.008%	9/19/44	161,138	155,268	(c)
Equity Mortgage Trust, 2014-INNS D	2.535%	5/8/31	9,040,000	9,014,064	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC), 283 IO, IO	3.500%	10/15/27	2,360,867	335,572
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	26,804,718	29,637,199
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO	6.104%	11/15/36	2,970,385	520,162	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3349 AS, IO	6.314%	7/15/37	1,311,786	234,373	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO	5.844%	9/15/37	3,951,162	710,810	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3422 AI, IO	0.250%	1/15/38	2,505,814	21,012
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	6.044%	1/15/40	6,683,463	1,124,473	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	11,624,946	12,593,978
Federal Home Loan Mortgage Corp. (FHLMC), 3641 Z	5.500%	2/15/36	28,887,948	32,696,709
Federal Home Loan Mortgage Corp. (FHLMC), 3768 MB PAC	4.000%	12/15/39	27,950,934	29,408,659
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	32,553,574	36,645,363
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.764%	10/15/41	20,434,245	3,675,344	(c)

See Notes to Financial Statements.

28	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC), 3997 SK, IO, PAC-1	6.415%	11/15/41	11,120,028	$2,129,908	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	5.864%	8/15/39	7,213,430	1,267,530	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.864%	7/15/42	2,138,704	441,846	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	10,747,855	1,389,450
Federal Home Loan Mortgage Corp. (FHLMC), 4097 ST, IO	5.864%	8/15/42	3,046,638	633,896	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4099 ST, IO	5.814%	8/15/42	3,251,845	714,469	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	8,565,756	1,347,518
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.964%	11/15/42	2,688,503	616,187	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.964%	11/15/42	2,415,863	649,598	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SQ, IO	5.964%	11/15/42	3,928,043	904,093	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4146 DI, IO	3.000%	12/15/31	6,444,809	794,988
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO	6.014%	5/15/39	7,343,065	1,304,987	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	6.064%	9/15/42	5,583,680	1,067,083	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4239 IO, IO	3.500%	6/15/27	9,634,660	1,213,215
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	7,039,740	1,223,477
Federal Home Loan Mortgage Corp. (FHLMC), 4415 IO, IO	1.785%	4/15/41	22,422,896	1,609,264	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	19,653,581	22,371,848
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, IO	1.814%	7/25/21	20,971,577	1,717,425	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.343%	4/25/20	77,149,312	3,226,770	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.798%	6/25/20	11,002,422	689,687	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.567%	10/25/21	8,282,130	662,827	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.352%	6/25/21	39,215,389	2,380,923	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Pass-Through Certificates, K717 A2	2.991%	9/25/21	11,700,000	12,150,193
Federal Home Loan Mortgage Corp. (FHLMC), Pass-Through Certificates, K718 A2	2.791%	1/25/22	5,250,000	5,355,525
Federal National Mortgage Association (FNMA), 2005-088 IP, IO	1.663%	10/25/35	5,819,687	374,321
Federal National Mortgage Association (FNMA), 2006-028 1P, IO	1.750%	4/25/36	4,270,218	301,406
Federal National Mortgage Association (FNMA), 2006-059 IP, IO	0.000%	7/25/36	5,849,136	475,993
Federal National Mortgage Association (FNMA), 2006-104 IC, IO	6.413%	11/25/36	9,162,196	2,051,123	(c)
Federal National Mortgage Association (FNMA), 2006-118 IP1, IO	0.000%	12/25/36	7,511,489	614,703
Federal National Mortgage Association (FNMA), 2006-118 IP2, IO	0.000%	12/25/36	6,820,094	419,775
Federal National Mortgage Association (FNMA), 2010-027 AS, IO	6.293%	4/25/40	5,130,097	779,354	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2010-075 PU PAC	4.500%	4/25/39	8,908,761	$9,131,079
Federal National Mortgage Association (FNMA), 2010-100 SD, IO	6.393%	9/25/40	5,118,232	994,319	(c)
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	19,331,985	20,734,289
Federal National Mortgage Association (FNMA), 2010-142 SM, IO	6.343%	12/25/40	684,348	108,681	(c)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	1,245,451	1,456,535
Federal National Mortgage Association (FNMA), 2011-059 SW, IO	6.453%	7/25/41	4,675,153	868,559	(c)
Federal National Mortgage Association (FNMA), 2011-090, IO	6.213%	9/25/41	23,835,554	4,615,019	(c)
Federal National Mortgage Association (FNMA), 2011-099 KS, IO	6.513%	10/25/26	3,296,327	585,085	(c)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	6,477,312	7,262,816
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	12,223,367	13,889,559
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	19,398,681	22,021,713
Federal National Mortgage Association (FNMA), 2012-070 IW, IO	3.000%	2/25/27	2,752,485	294,428
Federal National Mortgage Association (FNMA), 2012-070 YS, IO	6.463%	2/25/41	3,923,263	817,412	(c)
Federal National Mortgage Association (FNMA), 2012-074 AI, IO	3.000%	7/25/27	10,064,074	1,163,266
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	999,968	930,790
Federal National Mortgage Association (FNMA), 2012-074 SA, IO	6.463%	3/25/42	11,335,693	2,029,871	(c)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	598,342	556,948
Federal National Mortgage Association (FNMA), 2012-075 DS, IO	5.763%	7/25/42	22,251,421	4,497,279	(c)
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.413%	7/25/42	1,740,680	361,363	(c)
Federal National Mortgage Association (FNMA), 2012-093 IB, IO	3.000%	9/25/27	10,034,504	1,144,278
Federal National Mortgage Association (FNMA), 2012-093 SG, IO	5.913%	9/25/42	5,160,605	1,048,810	(c)
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	3,696,292	437,478
Federal National Mortgage Association (FNMA), 2012-124 SE, IO	5.963%	11/25/42	5,779,955	1,233,564	(c)
Federal National Mortgage Association (FNMA), 2012-128 SL, IO	5.963%	11/25/42	4,711,650	1,171,795	(c)
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.963%	11/25/42	7,198,642	1,765,741	(c)
Federal National Mortgage Association (FNMA), 2012-133 CS, IO	5.963%	12/25/42	7,812,828	1,597,059	(c)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.963%	12/25/42	2,475,628	649,448	(c)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO	5.963%	12/25/42	6,969,378	1,368,289	(c)
Federal National Mortgage Association (FNMA), 2012-134 SK, IO	5.963%	12/25/42	20,720,573	4,522,806	(c)
Federal National Mortgage Association (FNMA), 2012-139 DI, IO	3.000%	12/25/27	11,353,371	1,202,881
Federal National Mortgage Association (FNMA), 2012-M14 X1, IO	4.382%	2/25/17	83,243,113	3,825,354	(c)
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	15,820,803	18,246,179
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	39,865,197	44,857,675
Federal National Mortgage Association (FNMA), 2013-009 SA, IO	5.963%	3/25/42	12,331,433	1,984,054	(c)
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	24,530,218	4,281,553
Federal National Mortgage Association (FNMA), 2013-019 US, IO	5.963%	3/25/43	3,056,490	831,376	(c)

See Notes to Financial Statements.

30	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	10,616,633	$1,278,497
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	24,756,858	4,467,152
Federal National Mortgage Association (FNMA), 2013-067 KS, IO	5.913%	7/25/43	5,728,272	1,431,520	(c)
Federal National Mortgage Association (FNMA), 2013-070 JZ	3.000%	7/25/43	16,994,483	15,613,053
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.834%	8/25/44	43,745,082	3,249,385	(c)
Federal National Mortgage Association (FNMA), 384 14, IO	5.500%	1/25/40	1,878,700	378,616
Federal National Mortgage Association (FNMA), 390 C3, IO	6.000%	7/25/38	3,336,291	626,989
Federal National Mortgage Association (FNMA), 407 22, IO	5.000%	1/25/39	1,296,282	285,061
Federal National Mortgage Association (FNMA), 407 23, IO	5.000%	1/25/39	690,654	153,907	(c)
Federal National Mortgage Association (FNMA), 407 27, IO	5.500%	1/25/39	600,540	120,721	(c)
Federal National Mortgage Association (FNMA), 407 34, IO	5.000%	1/25/38	846,108	178,578
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	3,829,164	770,065
Federal National Mortgage Association (FNMA), 409 C01, IO	3.000%	11/25/26	12,127,881	1,086,445
Federal National Mortgage Association (FNMA), 409 C02, IO	3.000%	4/25/27	568,285	62,827
Federal National Mortgage Association (FNMA), 409 C18, IO	4.000%	4/25/42	7,308,506	1,709,309
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	10,733,096	2,222,451
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	4,240,433	858,788
First Horizon Alternative Mortgage Securities, 2006-FA8 1A8	0.557%	2/25/37	145,530	86,352	(c)
First Horizon Alternative Mortgage Securities, 2007-FA3 A1	0.517%	6/25/37	15,633,616	9,178,715	(c)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	194,655,068	2,130,305	(a)
GAHR Commericial Mortgage Trust, 2015-NRF BFX	3.495%	12/15/19	4,670,000	4,701,373	(a)(c)
GE Business Loan Trust, 2007-1A A	0.356%	4/16/35	11,771,948	11,161,832	(a)(c)
Government National Mortgage Association (GNMA), 2006-016 GS, IO	6.803%	4/20/36	1,581,978	290,562	(c)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.313%	3/20/39	2,541,658	352,642	(c)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.293%	4/20/40	1,381,059	241,279	(c)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	7,100,000	8,005,200
Government National Mortgage Association (GNMA), 2010-047 XN, IO	6.365%	4/16/34	346,129	8,664	(c)
Government National Mortgage Association (GNMA), 2010-059 PB, PAC	4.500%	7/20/39	14,600,000	15,611,678

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.463%	1/20/40	975,631	$178,118	(c)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	40,000,000	42,712,520
Government National Mortgage Association (GNMA), 2010-101 NI, IO, PAC	5.000%	11/20/36	3,887,803	140,674
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	29,977,819	32,877,754
Government National Mortgage Association (GNMA), 2010-118, IO	0.631%	4/16/53	8,297,667	244,640	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.185%	5/20/60	1,029,594	1,053,707	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.532%	8/20/58	2,551,198	2,550,420	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA	0.562%	12/20/60	481,224	481,293	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.582%	12/20/60	11,969,470	11,968,045	(c)
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	19,802,688	21,592,039
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	901,861	105,489
Government National Mortgage Association (GNMA), 2011-H06 FA	0.632%	2/20/61	3,256,134	3,262,204	(c)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.662%	3/20/61	11,284,668	11,317,845	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.682%	3/20/61	9,464,783	9,500,362	(c)
Government National Mortgage Association (GNMA), 2012-034 SA, IO	5.863%	3/20/42	3,588,956	789,829	(c)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	12,835,306	1,612,874
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	5,844,250	542,685
Government National Mortgage Association (GNMA), 2012-098 SA, IO	5.915%	8/16/42	8,256,877	1,414,519	(c)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	2.514%	11/20/42	6,300,005	268,040	(c)
Government National Mortgage Association (GNMA), 2013-178 IO, IO	0.929%	6/16/55	31,459,141	1,877,293	(c)
Government National Mortgage Association (GNMA), 2014-022 IA, IO	2.609%	9/20/43	4,171,615	155,104	(c)
Government National Mortgage Association (GNMA), 2014-089 IO, IO	1.037%	1/16/57	99,793,851	8,724,078	(c)

See Notes to Financial Statements.

32	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC	5.413%	8/20/44	1,071,280	$183,750	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	15,647,091	1,632,139
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	2,728,264	492,722
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A	0.507%	10/25/45	4,017,554	3,292,546	(c)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1	0.417%	4/25/36	1,697,405	1,407,998	(c)
GS Mortgage Securities Corp., 2015-2R C	1.025%	6/26/36	15,637,396	10,509,503	(a)(c)
GS Mortgage Securities Trust, 2007-GG10 AM	5.795%	8/10/45	27,080,000	27,581,061	(c)
GS Mortgage Securities Trust, 2011-GC5 X4, IO	1.821%	8/10/44	291,047	14,987	(a)(c)
GS Mortgage Securities Trust, 2013-GC14 F	4.930%	8/10/46	2,034,950	1,710,846	(a)(c)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	4,302,000	4,680,322	(c)
GS Mortgage Securities Trust, 2015-GC28	4.474%	2/10/48	5,800,000	4,920,018	(a)(c)
GS Mortgage Securities Trust, 2015-GC30 B	4.151%	5/10/50	16,340,000	16,238,120	(c)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.537%	3/25/35	9,910,419	8,648,981	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.537%	9/25/35	22,612,572	19,206,553	(a)(c)
GSR Mortgage Loan Trust, 2005-AR7 1A1	2.751%	11/25/35	1,623,496	1,469,013	(c)
HarborView Mortgage Loan Trust, 2005-3	0.428%	6/19/35	8,854,387	7,647,871	(c)
HarborView Mortgage Loan Trust, 2005-7 1A1	2.537%	6/19/45	3,620,499	2,319,574	(c)
HarborView Mortgage Loan Trust, 2006-02	2.690%	2/25/36	2,052,683	1,708,693	(c)
HarborView Mortgage Loan Trust, 2006-07 2A1A	0.388%	9/19/46	2,309,688	1,764,683	(c)
HarborView Mortgage Loan Trust, 2006-13 A	0.368%	11/19/46	376,639	294,270	(c)
HarborView Mortgage Loan Trust, 2007-4 2A1	0.408%	7/19/47	454,371	386,428	(c)
Homebanc Mortgage Trust, 2005-1 A1	0.437%	3/25/35	7,936,562	7,055,636	(c)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	6.411%	11/15/16	18,790,000	18,835,228	(a)(c)
IMPAC CMB Trust, 2003-4 1A1	0.825%	10/25/33	28,980	28,554	(c)
IMPAC CMB Trust, 2005-7 A1	0.707%	11/25/35	5,844,163	4,862,344	(c)
IMPAC CMB Trust, 2007-A A	0.437%	5/25/37	15,650,701	15,031,998	(a)(c)
IMPAC Secured Assets Corp., 2005-1 5A1	0.457%	7/25/35	37,849	25,830	(c)
IMPAC Secured Assets Corp., 2006-2 2A1	0.537%	8/25/36	868,745	856,720	(c)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.564%	3/25/35	157,168	154,357	(c)
Indymac Index Mortgage Loan Trust, 2005-AR13	2.592%	8/25/35	330,876	264,694	(c)
Indymac Index Mortgage Loan Trust, 2006-AR02 1A1B	0.397%	4/25/46	8,876,885	6,982,469	(c)
Indymac Index Mortgage Loan Trust, 2006-AR15 A1	0.307%	7/25/36	122,734	98,490	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.251%	11/15/45	3,120,000	3,326,909	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.050%	1/15/47	1,602,000	1,736,091	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	6,420,000	6,668,929

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	9,770,000	$9,862,112
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.100%	4/15/45	14,275,000	14,259,469	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	3,480,000	2,979,868
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	29,391,841	29,115,675	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.885%	2/12/49	11,638,056	10,860,192	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2011-C5 A3	4.171%	8/15/46	558,000	605,443
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	6.411%	10/15/19	8,200,000	8,222,844	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-PHH E	3.486%	8/15/27	2,460,000	2,468,037	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-PHH F	4.086%	8/15/27	9,488,000	9,394,926	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D	3.934%	5/15/28	17,908,248	17,506,104	(a)(c)
JPMorgan Reremic, 2015-1 4A1	0.381%	9/27/36	26,056,892	24,135,579	(a)(c)
JPMorgan Reremic, 2015-1 4A2	0.200%	9/27/36	14,526,128	6,946,733	(a)(c)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.567%	6/15/36	791,414	2,172	(a)(c)(f)
Lehman Mortgage Trust, 2006-7 2A5, IO	6.363%	11/25/36	25,357,548	7,636,907	(c)
Lehman Mortgage Trust, 2006-7 3A4, IO	6.963%	11/25/36	9,978,942	3,536,387	(c)
Lehman Mortgage Trust, 2006-8 2A2, IO	6.393%	12/25/36	9,959,373	2,844,481	(c)
Luminent Mortgage Trust, 2006-4 A1A	0.377%	5/25/46	302,122	241,158	(c)
Luminent Mortgage Trust, 2006-7 2A1	0.357%	12/25/36	2,549,735	2,039,653	(c)
MASTR Adjustable Rate Mortgages Trust, 2004-04 3A1	2.181%	5/25/34	855,673	844,391	(c)
MASTR Adjustable Rate Mortgages Trust, 2004-06 5A1	2.518%	7/25/34	758,539	702,612	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.397%	4/25/46	282,151	212,307	(c)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	2,370,943	2,341,129	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	3,644,619	3,803,827	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.537%	5/25/35	3,652,807	2,988,602	(a)(c)
MASTR Reperforming Loan Trust, 2006-1 1A1F	0.547%	7/25/35	35,073,745	30,277,059	(a)(c)
Merrill Lynch Mortgage Trust, 2006-C2 AJ	5.802%	8/12/43	9,265,000	9,321,239	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	7,834,899	7,639,011	(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	12,374,000	12,052,276	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	1,283,000	1,276,436

See Notes to Financial Statements.

34	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.218%	7/15/46	110,000	$117,902	(c)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	27,115,430	27,362,153
Morgan Stanley Mortgage Loan Trust, 2004-05AR 2A	2.552%	7/25/34	71,499	70,700	(c)
Morgan Stanley Mortgage Loan Trust, 2004-08AR 4A1	2.431%	10/25/34	4,330	4,285	(c)
Morgan Stanley Mortgage Loan Trust, 2004-10AR 4A	2.502%	11/25/34	2,421,552	2,338,502	(c)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2	2.445%	7/25/35	3,671,339	3,364,507	(c)
Morgan Stanley Reremic Trust, 2015-R3 7A1	0.906%	4/26/47	38,398,000	37,246,060	(a)(c)
Mortgage IT Trust, 2005-2 1A1	0.447%	5/25/35	50,727	48,342	(c)
Mortgage IT Trust, 2005-3 A1	0.487%	8/25/35	100,568	94,348	(c)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	37,470,000	36,142,663	(a)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	174,238	161,524
Nomura Resecuritization Trust, 2015-5R 3A5	0.445%	2/26/46	8,000,000	3,540,000	(a)(c)
PFP III, 2014-1 D	4.274%	6/14/31	1,550,000	1,546,776	(a)(c)
Prime Mortgage Trust, 2005-2 2A1	6.749%	10/25/32	295,105	317,816	(c)
Prime Mortgage Trust, 2006-1 3A2, IO	6.963%	6/25/36	21,495,040	4,541,536	(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	44,625,934	44,188,689	(a)
RBSGC Mortgage Pass-Through Certificates, 2007-B 1A4	0.637%	1/25/37	16,782,639	11,459,924	(c)
RBSSP Resecuritization Trust, 2009-12 9A2	2.593%	3/25/36	13,602,080	9,489,853	(a)(c)
Residential Accredit Loans Inc., 2006-QO1 3A1	0.457%	2/25/46	9,527,230	5,925,937	(c)
Residential Accredit Loans Inc., 2006-QO3 A1	0.397%	4/25/46	16,577,490	8,610,763	(c)
Residential Accredit Loans Inc., 2006-QO3 A2	0.447%	4/25/46	4,102,879	2,161,569	(c)
Residential Accredit Loans Inc., 2006-QO3 A3	0.517%	4/25/46	5,744,546	3,086,039	(c)
Residential Accredit Loans Inc., 2006-QS13 1A2, IO	6.973%	9/25/36	34,803,422	8,428,832	(c)
Residential Accredit Loans Inc., 2007-QS4 3A9	6.000%	3/25/37	4,804,313	4,018,135
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	102,935	115,282
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	889,625	846,284
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	205,536	187,338
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	163,408	166,915
Residential Asset Securitization Trust, 2004-A2 1A3, PAC	0.587%	5/25/34	28,152	26,286	(c)
Residential Asset Securitization Trust, 2007-A3 2A2, IO	6.503%	4/25/37	57,822,568	15,503,907	(c)
Sequoia Mortgage Trust, 2007-3 1A1	0.387%	7/20/36	462,786	430,541	(c)
Structured ARM Loan Trust, 2004-08 1A1	2.444%	7/25/34	3,117	3,124	(c)
Structured ARM Loan Trust, 2004-09XS A	0.557%	7/25/34	74,012	71,224	(c)
Structured ARM Loan Trust, 2004-16 2A	2.507%	11/25/34	9,810,678	9,918,419	(c)
Structured ARM Loan Trust, 2004-16 5A2	2.460%	11/25/34	8,038,907	7,951,025	(c)
Structured ARM Loan Trust, 2005-19XS 2A1	0.487%	10/25/35	870,912	808,543	(c)
Structured Asset Mortgage Investments Inc., 2003-AR1 A1	0.928%	10/19/33	276,435	259,923	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.397%	4/25/36	2,757,725	$1,988,457	(c)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.367%	7/25/46	267,620	213,734	(c)
Structured Asset Securities Corp., 2002-9 A2	0.787%	10/25/27	45,176	44,165	(c)
Structured Asset Securities Corp., 2005-RF1 A	0.537%	3/25/35	64,225	53,294	(a)(c)
Thornburg Mortgage Securities Trust, 2004-03 A	0.927%	9/25/44	420,116	402,622	(c)
Thornburg Mortgage Securities Trust, 2007-04 3A1	6.088%	9/25/37	6,504,818	6,677,039	(c)
Voyager BRSTN Delaware Trust, 2009-1 UAU7	0.437%	12/26/36	4,943,067	4,744,395	(a)(c)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.825%	7/15/45	9,498,401	9,632,025	(c)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AMFL	0.385%	12/15/43	2,125,000	2,058,373	(a)(c)
Wachovia Bank Commercial Mortgage Trust, 2007-C31 AJ	5.660%	4/15/47	2,631,290	2,698,801	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2002-AR19 A6	2.393%	2/25/33	77,756	76,509	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR9 1A7	2.409%	9/25/33	23,571	23,803	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR06 2A1A	0.417%	4/25/45	21,407,072	20,182,438	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 1A1A	0.457%	7/25/45	4,676,306	4,385,361	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.507%	8/25/45	459,344	430,718	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.477%	10/25/45	11,658,957	10,844,392	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1A1	0.447%	11/25/45	9,501,743	8,892,729	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.457%	12/25/45	12,535,348	12,039,437	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-5 1A4, IO	5.213%	7/25/36	22,891,148	6,000,503	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.090%	9/25/36	352,142	312,422	(c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO	5.273%	3/25/37	35,145,355	5,554,548	(c)(f)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1	0.617%	6/25/37	14,115,575	10,694,172	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.436%	7/15/46	450,000	469,121	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	1,753,000	1,355,670	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	5,734,256
Wells Fargo Commercial Mortgage Trust, 2015-C26	3.580%	2/15/48	27,560,000	27,509,620
Wells Fargo Commercial Mortgage Trust, 2015-C28 A4	3.540%	5/15/48	10,550,000	10,711,204
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 A5	3.148%	5/15/48	16,050,000	15,860,754
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 B	3.658%	5/15/48	14,770,000	14,491,408	(c)
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	2.553%	8/27/35	178,905	179,724	(a)(c)

See Notes to Financial Statements.

36	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y 1A2	2.611%	11/25/34	98,818	$98,108	(c)
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.717%	6/15/45	205,097	16,207	(a)(c)
WF-RBS Commercial Mortgage Trust, 2013-C14 D	4.133%	6/15/46	4,790,000	4,419,379	(a)(c)
WF-RBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000	286,414	(c)
WF-RBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.465%	3/15/47	53,277,289	3,901,176	(c)
WF-RBS Commercial Mortgage Trust, 2014-C24 D	3.692%	11/15/47	5,830,000	4,872,376	(a)
Total Collateralized Mortgage Obligations (Cost — $2,325,944,538)				2,302,960,317
Mortgage-Backed Securities — 17.7%
FHLMC — 2.2%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	4/1/16-11/1/36	329,611	348,411
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	10/1/16-4/1/32	284,484	330,768
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	7/1/20-12/1/38	10,444,387	11,679,960
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	6/1/27	5,070,123	5,179,536
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	7/1/29-9/1/39	7,750,665	8,892,764
Federal Home Loan Mortgage Corp. (FHLMC)	2.226%	8/1/35	1,868,534	1,989,890	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.091%	9/1/35	232,829	246,794	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.363%	9/1/35	1,229,408	1,309,475	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.230%	10/1/35	1,160,240	1,233,747	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.250%	12/1/35	1,446,882	1,549,271	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.522%	1/1/36	162,597	174,160	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	1.790%	2/1/37	47,771	50,183	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	1.945%	2/1/37	43,144	45,448	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	1.838%	5/1/37	152,407	159,928	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.034%	5/1/37	2,083,164	2,205,991	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.495%	5/1/37	109,843	117,681	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.805%	5/1/37	1,050,049	1,128,368	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.312%	6/1/37	124,699	131,768	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.730%	6/1/37	492,830	529,935	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.200%	7/1/37	1,442,456	1,535,035	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.425%	8/1/37	1,890,495	2,015,981	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-11/1/41	22,480,379	24,893,897
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42-2/1/44	11,463,018	11,832,715
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	10/1/42-8/1/43	16,168,946	17,260,657
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	8/13/45	88,300,000	93,178,901	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	4/1/16-1/1/32	65,872	73,509
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/17	73,910	76,152
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-7/1/43	38,630,313	41,226,880

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	2/1/32-3/1/45	60,415,455	$62,634,896
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35	32,446	36,357
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	1,734,669	1,971,465
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	1/1/43-5/1/43	8,647,514	8,621,848
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	11/1/44	6,052,001	6,626,618
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/13/45	9,600,000	9,850,312	(j)
Total FHLMC				319,139,301
FNMA — 13.1%
Federal National Mortgage Association (FNMA)	5.500%	1/1/17-5/1/40	11,274,181	12,669,684
Federal National Mortgage Association (FNMA)	6.500%	6/1/17-5/1/40	33,159,818	38,072,785
Federal National Mortgage Association (FNMA)	9.500%	11/1/21	150	163
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-2/1/45	350,729,729	382,667,284
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-2/1/41	62,564,566	71,307,782
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	12,580,000	12,349,820
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	21,684,152	21,605,052
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	10,538,193	12,302,212
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	4,984	5,934
Federal National Mortgage Association (FNMA)	3.000%	7/16/30	225,200,000	233,308,957	(j)
Federal National Mortgage Association (FNMA)	3.500%	7/16/30-8/13/45	389,700,000	403,904,178	(j)
Federal National Mortgage Association (FNMA)	3.500%	11/1/31-5/1/43	143,438,726	149,039,897
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-9/1/41	70,226,337	77,738,839
Federal National Mortgage Association (FNMA)	2.508%	5/1/35	862,604	920,221	(c)
Federal National Mortgage Association (FNMA)	2.305%	6/1/35	456,702	487,552	(c)
Federal National Mortgage Association (FNMA)	2.672%	6/1/35	3,117,794	3,354,385	(c)
Federal National Mortgage Association (FNMA)	2.128%	8/1/35	514,660	548,217	(c)
Federal National Mortgage Association (FNMA)	2.192%	9/1/35	1,032,623	1,099,651	(c)
Federal National Mortgage Association (FNMA)	2.310%	9/1/35	1,675,422	1,804,348	(c)
Federal National Mortgage Association (FNMA)	2.125%	10/1/35	1,185,681	1,259,730	(c)
Federal National Mortgage Association (FNMA)	2.237%	10/1/35	757,890	809,112	(c)
Federal National Mortgage Association (FNMA)	2.920%	10/1/35	1,106,771	1,184,070	(c)
Federal National Mortgage Association (FNMA)	2.106%	11/1/35	61,616	65,083	(c)
Federal National Mortgage Association (FNMA)	2.108%	11/1/35	65,188	68,542	(c)
Federal National Mortgage Association (FNMA)	2.137%	11/1/35	78,068	81,929	(c)
Federal National Mortgage Association (FNMA)	2.139%	11/1/35	96,240	101,223	(c)
Federal National Mortgage Association (FNMA)	2.151%	11/1/35	66,485	69,951	(c)
Federal National Mortgage Association (FNMA)	2.455%	12/1/35	530,759	572,257	(c)
Federal National Mortgage Association (FNMA)	2.547%	2/1/36	111,325	119,766	(c)
Federal National Mortgage Association (FNMA)	1.753%	2/1/37	5,272,687	5,535,511	(c)

See Notes to Financial Statements.

38	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	1.331%	8/1/37	222,657	$228,359	(c)
Federal National Mortgage Association (FNMA)	1.950%	8/1/37	242,285	255,413	(c)
Federal National Mortgage Association (FNMA)	2.315%	11/1/37	64,356	68,912	(c)
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-1/1/45	286,949,545	306,173,503
Federal National Mortgage Association (FNMA)	3.000%	11/1/42-2/1/43	14,794,726	14,759,578
Federal National Mortgage Association (FNMA)	4.500%	7/14/45	32,400,000	35,027,439	(j)
Federal National Mortgage Association (FNMA)	5.000%	7/14/45	3,700,000	4,087,344	(j)
Federal National Mortgage Association (FNMA)	4.000%	8/13/45	142,100,000	150,219,118	(j)
Total FNMA				1,943,873,801
GNMA — 2.4%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	55,437	60,734
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	148,878	168,188
Government National Mortgage Association (GNMA)	8.500%	11/15/27	2,773	2,786
Government National Mortgage Association (GNMA)	6.500%	4/15/28-3/15/39	10,169,715	11,799,136
Government National Mortgage Association (GNMA)	6.000%	1/15/29-11/20/41	25,715,977	29,535,568
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	16,101	16,878
Government National Mortgage Association (GNMA)	0.587%	8/20/31	883	888	(c)
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	12,426,722	14,224,597
Government National Mortgage Association (GNMA)	5.000%	4/20/35-11/20/40	24,981,094	27,834,984
Government National Mortgage Association (GNMA)	4.500%	1/20/40-3/20/41	64,206,212	70,062,017
Government National Mortgage Association (GNMA)	3.500%	7/20/45-8/20/45	52,100,000	54,028,118	(j)
Government National Mortgage Association (GNMA) II	4.500%	7/20/41	16,904,296	18,445,505
Government National Mortgage Association (GNMA) II	4.000%	4/20/44	6,913,223	7,331,611
Government National Mortgage Association (GNMA) II	3.500%	7/20/45	110,500,000	114,682,613	(j)
Total GNMA				348,193,623
Total Mortgage-Backed Securities (Cost — $2,594,512,825)				2,611,206,725

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Non-U.S. Treasury Inflation Protected Securities — 0.2%
Brazil — 0.2%
Federative Republic of Brazil, Notes (Cost — $44,346,283)	6.000%	8/15/50	106,787,355	BRL	$34,664,593
Senior Loans — 2.8%
Consumer Discretionary — 1.2%
Auto Components — 0.0%
INA Beteiligungsgesellschaft mbH, USD Term Loan B	4.250%	5/15/20	5,568,496		5,591,699	(k)(l)
Distributors — 0.1%
ABC Supply Co. Inc., Term Loan	3.500%	4/16/20	7,071,147		7,046,101	(k)(l)
Diversified Consumer Services — 0.0%
Laureate Education Inc., Term Loan B	5.000%	6/15/18	2,449,269		2,283,944	(k)(l)
Hotels, Restaurants & Leisure — 0.2%
1011778 B.C. Unlimited Liability Co., 2015 Term Loan B	3.750%	12/10/21	13,111,655		13,095,265	(k)(l)
Aramark Services Inc., USD Term Loan F	3.250%	2/24/21	6,829,085		6,794,939	(k)(l)
Aristocrat Leisure Ltd., Term Loan B	4.750%	10/20/21	1,590,000		1,595,520	(k)(l)
CCM Merger Inc., New Term Loan B	4.500%	8/8/21	2,820,871		2,823,517	(k)(l)
Hilton Worldwide Finance LLC, USD Term Loan B2	3.500%	10/26/20	3,266,349		3,263,174	(k)(l)
Landry’s Inc., Term Loan B	4.000%	4/24/18	2,972,759		2,979,448	(k)(l)
Station Casinos LLC, Term Loan B	4.250%	3/2/20	3,436,207		3,430,685	(k)(l)
Total Hotels, Restaurants & Leisure					33,982,548
Media — 0.3%
CSC Holdings Inc., New Term Loan B	2.687%	4/17/20	5,091,188		5,040,276	(k)(l)
Univision Communications Inc., Term Loan C3	—	3/1/20	438,835		435,956	(m)
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	15,251,239		15,136,854	(k)(l)
Virgin Media Investment Holdings Ltd., USD Term Loan F	3.500%	6/30/23	11,994,183		11,864,874	(k)(l)
Ziggo Financing Partnership, USD Term Loan B1	3.500%	1/15/22	3,997,400		3,946,933	(k)(l)
Ziggo Financing Partnership, USD Term Loan B2A	3.500%	1/15/22	2,576,000		2,543,478	(k)(l)
Ziggo Financing Partnership, USD Term Loan B3	3.500%	1/15/22	4,236,600		4,183,113	(k)(l)
Total Media					43,151,484
Multiline Retail — 0.2%
Dollar Tree Inc., Term Loan B1	3.500%	3/9/22	10,150,633		10,146,400	(k)(l)
Neiman Marcus Group Inc., 2020 Term Loan	4.250%	10/25/20	10,364,015		10,295,706	(k)(l)
Total Multiline Retail					20,442,106
Specialty Retail — 0.4%
Academy Ltd., 2015 Term Loan B	—	6/2/22	11,630,000		11,615,463	(m)
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	8,464,349		6,039,313	(k)(l)
Michaels Stores Inc., Term Loan B	3.750%	1/28/20	7,869,400		7,838,253	(k)(l)
Party City Holdings Inc., Term Loan	4.000-5.250%	7/27/19	12,191,137		12,158,757	(k)(l)

See Notes to Financial Statements.

40	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — continued
PetSmart Inc., Term Loan B	4.250%	3/11/22	12,700,000	$12,679,794	(k)(l)
Staples Inc., Term Loan B	—	4/7/21	13,100,000	13,074,534	(m)
Total Specialty Retail				63,406,114
Total Consumer Discretionary				175,903,996
Consumer Staples — 0.1%
Food Products — 0.1%
Kraft Heinz Foods Co., Term Loan B1	3.000%	6/7/19	1,668,036	1,668,036	(k)(l)
Kraft Heinz Foods Co., Term Loan B2	3.250%	6/5/20	7,927,024	7,925,042	(k)(l)
Total Food Products				9,593,078
Household Products — 0.0%
Sun Products Corp., New Term Loan	5.500%	3/23/20	1,946,193	1,882,941	(k)(l)
Total Consumer Staples				11,476,019
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Arch Coal Inc., Term Loan B	6.250%	5/16/18	111,485	76,228	(k)(l)
Murray Energy Corp., Term Loan B2	7.500%	3/19/21	12,510,000	11,566,533	(k)(l)
Total Energy				11,642,761
Financials — 0.0%
Diversified Financial Services — 0.0%
Star West Generation LLC, New Term Loan B	4.250%	3/13/20	2,316,667	2,313,771	(k)(l)
Health Care — 0.4%
Health Care Providers & Services — 0.2%
Air Medical Group Holdings Inc., Term Loan B	4.500%	4/6/22	5,650,000	5,605,269	(k)(l)
Envision Healthcare Corp., Term Loan	4.000%	5/25/18	9,830,318	9,826,219	(k)(l)
MPH Acquisition Holdings LLC, Term Loan	3.750%	3/31/21	12,626,614	12,549,668	(k)(l)
Total Health Care Providers & Services				27,981,156
Pharmaceuticals — 0.2%
Akorn Inc., Term Loan B	4.500%	4/16/21	3,970,000	3,974,962	(k)(l)
DPx Holdings BV, 2014 USD Incremental Term Loan	4.250%	3/11/21	12,119,345	12,032,777	(k)(l)
Par Pharmaceutical Cos. Inc., Term Loan B2	4.000%	9/30/19	10,389,288	10,369,808	(k)(l)
Valeant Pharmaceuticals International, Term Loan B F1	4.000%	4/1/22	10,663,275	10,653,582	(k)(l)
Total Pharmaceuticals				37,031,129
Total Health Care				65,012,285
Industrials — 0.4%
Aerospace & Defense — 0.0%
BE Aerospace Inc., 2014 Term Loan B	4.000%	12/16/21	3,162,055	3,177,865	(k)(l)
Airlines — 0.1%
American Airlines Inc., New Term Loan	3.500%	6/26/20	7,443,560	7,366,020	(k)(l)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Delta Air Lines Inc., New Term Loan B	3.250%	4/20/17	9,717,551	$9,690,828	(k)(l)
Total Airlines				17,056,848
Commercial Services & Supplies — 0.1%
ADS Waste Holdings Inc., New Term Loan	3.750%	10/9/19	4,700,167	4,640,240	(k)(l)
Brickman Group Ltd. LLC, First Lien Term Loan	—	12/18/20	4,368,939	4,343,455	(m)
Monitronics International Inc., New Term Loan B	4.250%	3/23/18	2,102,930	2,102,930	(k)(l)
Total Commercial Services & Supplies				11,086,625
Construction & Engineering — 0.1%
BakerCorp International Inc., New Term Loan	4.250%	2/14/20	5,809,358	5,584,245	(k)(l)
Machinery — 0.1%
Gardner Denver Inc., USD Term Loan	4.250%	7/30/20	6,356,726	6,203,369	(k)(l)
Silver II U.S. Holdings LLC, Term Loan	4.000%	12/13/19	4,750,000	4,585,731	(k)(l)
Total Machinery				10,789,100
Transportation Infrastructure — 0.0%
Flying Fortress Inc., New Term Loan	3.500%	4/30/20	5,510,000	5,511,725	(k)(l)
Total Industrials				53,206,408
Information Technology — 0.2%
Electronic Equipment, Instruments & Components — 0.0%
Allflex Holdings III Inc., New First Lien Term Loan	4.250%	7/17/20	2,456,250	2,450,878	(k)(l)
IT Services — 0.2%
First Data Corp., New 2018 Extended Term Loan	3.687%	3/24/18	14,556,443	14,501,857	(k)(l)
First Data Corp., New 2018 Term Loan	3.687%	9/24/18	5,000,000	4,982,290	(k)(l)
Total IT Services				19,484,147
Technology Hardware, Storage & Peripherals — 0.0%
SunGard Data Systems Inc., Term Loan E	4.000%	3/8/20	4,512,598	4,511,190	(k)(l)
Total Information Technology				26,446,215
Materials — 0.0%
Metals & Mining — 0.0%
FMG Resources (August 2006) Pty Ltd., New Term Loan B	3.750%	6/30/19	7,085,582	6,277,386	(k)(l)
Telecommunication Services — 0.1%
Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	10,573,825	10,483,503	(k)(l)
Wireless Telecommunication Services — 0.0%
Telesat Canada, USD Term Loan B2	3.500%	3/28/19	3,880,675	3,866,123	(k)(l)
Total Telecommunication Services				14,349,626
Utilities — 0.3%
Electric Utilities — 0.0%
EFS Cogen Holdings I LLC, Term Loan B	3.750%	12/17/20	3,044,047	3,046,583	(k)(l)

See Notes to Financial Statements.

42	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Independent Power and Renewable Electricity Producers — 0.3%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	36,950,000		$36,980,779	(k)(l)
NRG Energy Inc., Refi Term Loan B	2.750%	7/2/18	6,819,816		6,760,143	(k)(l)
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	2,828,001		2,842,141	(k)(l)
Total Independent Power and Renewable Electricity Producers					46,583,063
Total Utilities					49,629,646
Total Senior Loans (Cost — $422,405,431)					416,258,113
Sovereign Bonds — 7.9%
Brazil — 0.4%
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	198,067,000	BRL	60,527,112
Colombia — 0.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	15,790,000		15,987,375
Indonesia — 0.2%
Republic of Indonesia, Notes	3.750%	4/25/22	21,970,000		21,640,450	(i)
Republic of Indonesia, Notes	3.750%	4/25/22	370,000		364,450	(a)
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	310,000		344,875	(i)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	510,000		541,263	(i)
Republic of Indonesia, Senior Notes	5.375%	10/17/23	7,620,000		8,201,025	(i)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	1,767,000		1,952,535	(a)
Total Indonesia					33,044,598
Italy — 1.8%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	3.750%	9/1/24	208,970,000	EUR	261,035,559
Mexico — 2.7%
United Mexican States, Bonds	7.750%	11/13/42	2,134,316,200	MXN	151,335,274
United Mexican States, Medium-Term Notes	6.050%	1/11/40	1,800,000		2,043,000
United Mexican States, Senior Bonds	8.000%	6/11/20	70,565,000	MXN	5,018,315
United Mexican States, Senior Bonds	6.500%	6/9/22	2,260,389,800	MXN	148,988,702
United Mexican States, Senior Bonds	10.000%	12/5/24	324,780,000	MXN	26,458,696
United Mexican States, Senior Notes	4.000%	10/2/23	374,000		384,285
United Mexican States, Senior Notes	4.750%	3/8/44	5,528,000		5,251,600
United Mexican States, Senior Notes	5.550%	1/21/45	52,020,000		55,336,275
United Mexican States, Senior Notes	4.600%	1/23/46	1,215,000		1,123,875
Total Mexico					395,940,022
Peru — 0.0%
Republic of Peru, Senior Bonds	5.625%	11/18/50	2,900,000		3,233,500
Poland — 1.7%
Republic of Poland, Bonds	3.250%	7/25/25	815,230,000	PLN	216,247,997
Republic of Poland, Senior Notes	4.000%	1/22/24	36,460,000		38,146,275
Total Poland					254,394,272

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Portugal — 0.2%
Republic of Portugal, Notes	5.125%	10/15/24	21,700,000	$22,135,736	(a)
Russia — 0.2%
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	10,476,250	12,272,801	(i)
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	5,587,500	6,545,689	(a)
Russian Foreign Bond — Eurobond, Senior Notes	4.500%	4/4/22	13,800,000	13,506,750	(i)
Total Russia				32,325,240
South Africa — 0.2%
Republic of South Africa, Senior Notes	5.875%	9/16/25	28,990,000	32,116,398
Turkey — 0.4%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	5,965,000	6,429,673
Republic of Turkey, Senior Bonds	5.750%	3/22/24	17,430,000	18,867,975
Republic of Turkey, Senior Notes	6.250%	9/26/22	14,574,000	16,212,701
Republic of Turkey, Senior Notes	4.875%	4/16/43	15,900,000	14,468,364
Total Turkey				55,978,713
Uruguay — 0.0%
Republic of Uruguay, Benchmark Bonds	7.875%	1/15/33	1	1
Total Sovereign Bonds (Cost — $1,253,801,576)				1,166,718,526
U.S. Government & Agency Obligations — 17.5%
U.S. Government Agencies — 1.6%
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,585,000	3,344,313
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	45,010,000	63,608,807
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	86,850,000	79,322,537
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	13,770,000	13,119,464
Financing Corp. (FICO) Strip, Bonds	0.000%	4/5/19	320,000	299,422
Financing Corp. (FICO) Strip, Debentures	0.000%	11/30/17	1,240,000	1,211,955
Financing Corp. (FICO) Strip, Debentures	0.000%	2/8/18	3,895,000	3,781,504
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	14,603,000	14,089,164
Financing Corp. (FICO) Strip, Debentures	0.000%	8/3/18	6,598,000	6,318,561
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	11,765,000	11,400,297
Financing Corp. (FICO) Strip, Notes	0.000%	9/26/19	728,000	674,841
Residual Funding Corp. Principal Strip, Bonds	0.000%	10/15/19	1,750,000	1,615,274
Residual Funding Corp. Principal Strip, Bonds	0.000%	10/15/20	21,820,000	19,588,250
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	840,000	1,196,786
Tennessee Valley Authority, Notes	5.250%	9/15/39	16,493,000	20,067,182
Total U.S. Government Agencies				239,638,357

See Notes to Financial Statements.

44	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — 15.9%
U.S. Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	$4,487,867
U.S. Department of Housing and Urban Development, Senior Notes	2.350%	8/1/21	10,000,000	9,913,653
U.S. Department of Housing and Urban Development, Senior Notes	2.450%	8/1/22	9,000,000	8,910,773
U.S. Treasury Bonds	3.375%	5/15/44	391,675,000	411,411,895
U.S. Treasury Bonds	3.000%	11/15/44	137,260,000	134,268,144
U.S. Treasury Bonds	2.500%	2/15/45	17,710,000	15,586,217
U.S. Treasury Bonds	3.000%	5/15/45	535,330,000	524,623,400
U.S. Treasury Notes	0.250%	10/31/15	150,000	150,070
U.S. Treasury Notes	0.250%	11/30/15	10,000,000	10,007,030
U.S. Treasury Notes	1.500%	7/31/16	720,000	728,775
U.S. Treasury Notes	0.625%	11/30/17	12,450,000	12,396,502
U.S. Treasury Notes	1.500%	8/31/18	1,650,000	1,671,528
U.S. Treasury Notes	1.625%	7/31/19	44,020,000	44,394,874
U.S. Treasury Notes	1.750%	9/30/19	6,760,000	6,841,330
U.S. Treasury Notes	1.500%	10/31/19	5,510,000	5,513,014
U.S. Treasury Notes	1.500%	11/30/19	76,189,000	76,200,885
U.S. Treasury Notes	1.625%	12/31/19	243,200,000	244,207,091
U.S. Treasury Notes	1.250%	1/31/20	46,750,000	46,121,773
U.S. Treasury Notes	2.125%	12/31/21	11,060,000	11,146,401
U.S. Treasury Notes	1.750%	3/31/22	307,560,000	301,985,475
U.S. Treasury Notes	2.125%	6/30/22	226,350,000	227,304,971
U.S. Treasury Notes	2.500%	5/15/24	10,000	10,171
U.S. Treasury Notes	2.375%	8/15/24	85,885,000	86,348,006
U.S. Treasury Notes	2.000%	2/15/25	147,035,000	142,853,619
U.S. Treasury Notes	2.125%	5/15/25	1,320,000	1,296,075
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	4,885,274
U.S. Treasury Strip Principal (STRIPS)	0.000%	2/15/43	26,530,000	10,750,248
Total U.S. Government Obligations				2,344,015,061
Total U.S. Government & Agency Obligations (Cost — $2,583,170,672)				2,583,653,418
U.S. Treasury Inflation Protected Securities — 0.7%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	10,781,613	13,277,384
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	48,036,819	44,145,068
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	53,148,883	47,119,780
Total U.S. Treasury Inflation Protected Securities (Cost — $108,754,218)				104,542,232

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Plus Bond Fund

Security	Rate		Shares	Value
Common Stocks — 0.0%
Financials — 0.0%
Diversified Financial Services — 0.0%
PB Investors II LLC (Cost — $9,649,958)			80,790	$0	(e)(f)(g)*
Preferred Stocks — 0.1%
Financials — 0.1%
Consumer Finance — 0.1%
GMAC Capital Trust I	8.125%		454,841	11,816,769	(c)
Diversified Financial Services — 0.0%
Citigroup Capital XIII	7.875%		82,775	2,148,839	(c)
Total Preferred Stocks (Cost — $13,228,694)				13,965,608

		Expiration Date	Contracts
Purchased Options — 0.0%
Japanese Yen Futures, Call @ $82.00		8/7/15	351	487,013
U.S. Treasury Long-Term Bond Futures, Call @ $149.00		7/24/15	211	689,047
U.S. Treasury Long-Term Bond Futures, Call @ $150.00		7/24/15	541	1,445,484
U.S. Treasury 30-Year Bonds Futures, Put @ $150.00		7/24/15	107	195,609
Total Purchased Options (Cost — $1,849,098)				2,817,153
Total Investments before Short-Term Investments (Cost — $14,124,366,147)				14,084,207,068

		Maturity Date	Face Amount†
Short-Term Investments — 6.3%
U.S. Government Agencies — 6.2%
Federal Home Loan Bank (FHLB), Discount Notes	0.075%	7/8/15	50,000,000	49,999,271	(n)
Federal Home Loan Bank (FHLB), Discount Notes	0.080%	7/22/15	60,000,000	59,997,200	(n)
Federal Home Loan Bank (FHLB), Discount Notes	0.155%	8/18/15	15,000,000	14,996,900	(n)
Federal Home Loan Bank (FHLB), Discount Notes	0.070%	8/21/15	57,500,000	57,494,298	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.065%	7/20/15	50,000,000	49,998,285	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.058-0.100%	8/3/15	60,000,000	59,994,885	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.063%	8/11/15	100,000,000	99,992,825	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.150%	8/18/15	90,000,000	89,982,000	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.080%	10/6/15	50,000,000	49,986,650	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	10/27/15	50,000,000	49,983,750	(n)

See Notes to Financial Statements.

46	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Agencies — continued
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	11/16/15	63,000,000	$62,973,414	(n)
Federal National Mortgage Association (FNMA), Discount Notes	0.090%	7/2/15	150,000,000	149,999,625	(n)
Federal National Mortgage Association (FNMA), Discount Notes	0.160%	8/3/15	20,000,000	19,997,067	(n)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	10/1/15	45,000,000	44,988,615	(n)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	1/8/16	62,500,000	62,453,562	(n)
Total U.S. Government Agencies (Cost — $922,812,314)				922,838,347
Repurchase Agreements — 0.1%
Deutsche Bank Securities Inc. repurchase agreement dated 6/30/15; Proceeds at maturity — $12,800,036; (Fully collateralized by U.S. government obligations, 0.750% due 2/15/45; Market value — $13,056,000) (Cost — $12,800,000)	0.100%	7/1/15	12,800,000	12,800,000
Total Short-Term Investments (Cost — $935,612,314)				935,638,347
Total Investments — 101.6% (Cost — $15,059,978,461#)				15,019,845,415
Liabilities in Excess of Other Assets — (1.6)%				(238,134,226)
Total Net Assets — 100.0%				$14,781,711,189

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	The coupon payment on these securities is currently in default as of June 30, 2015.
(e)	Value is less than $1.

(f)	Illiquid security.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2015, the Fund held TBA securities with a total cost of $1,099,647,818 (See Note 1).

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Plus Bond Fund

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	All or a portion of this loan is unfunded as of June 30, 2015. The interest rate for fully unfunded term loans is to be determined.

(n)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
DIP	— Debtor-in-Possession
EUR	— Euro
IO	— Interest Only
MXN	— Mexican Peso
PAC	— Planned Amortization Class
PLN	— Polish Zloty
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
Euro-Bund Futures, Call	7/24/15	$154.50	534	$309,571
Euro Futures, Put	7/2/15	1.11	283	141,500
Euro Futures, Put	8/7/15	1.12	428	1,128,850
Eurodollar Futures, Call	6/13/16	99.00	641	404,631
U.S. Dollar/Euro, Put	9/2/15	1.06	135,370,000	896,750
U.S. Treasury 5-Year Notes Futures, Call	7/24/15	120.00	1,055	214,297
U.S. Treasury 5-Year Notes Futures, Call	7/24/15	119.00	1,264	760,376
U.S. Treasury 5-Year Notes Futures, Call	8/21/15	120.00	641	235,368
U.S. Treasury 5-Year Notes Futures, Put	7/24/15	118.75	632	158,000
U.S. Treasury 10-Year Notes Futures, Call	7/24/15	127.50	110	39,531
U.S. Treasury 10-Year Notes Futures, Call	7/24/15	129.50	415	45,391
U.S. Treasury 10-Year Notes Futures, Call	7/24/15	128.00	499	132,547
U.S. Treasury 10-Year Notes Futures, Call	7/24/15	126.00	229	211,109
U.S. Treasury 10-Year Notes Futures, Call	7/24/15	126.50	634	435,875
U.S. Treasury 10-Year Notes Futures, Call	7/24/15	127.00	2,946	1,473,000
U.S. Treasury 10-Year Notes Futures, Call	8/21/15	132.50	25	2,344
U.S. Treasury 10-Year Notes Futures, Call	8/21/15	129.00	1,562	536,938
U.S. Treasury 10-Year Notes Futures, Call	8/21/15	128.00	1,372	728,875
U.S. Treasury 10-Year Notes Futures, Put	7/24/15	122.00	499	23,391

See Notes to Financial Statements.

48	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Western Asset Core Plus Bond Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Value
U.S. Treasury 10-Year Notes Futures, Put	7/24/15	$124.50	208	$52,000
U.S. Treasury 10-Year Notes Futures, Put	7/24/15	125.00	548	205,500
U.S. Treasury 10-Year Notes Futures, Put	7/24/15	126.00	425	318,750
U.S. Treasury 10-Year Notes Futures, Put	8/21/15	125.00	25	17,187
U.S. Treasury 30-Year Bonds Futures, Call	7/24/15	152.00	98	168,437
U.S. Treasury 30-Year Bonds Futures, Call	7/24/15	154.00	778	826,625
U.S. Treasury 30-Year Bonds Futures, Call	7/24/15	155.00	1,733	1,435,141
U.S. Treasury 30-Year Bonds Futures, Call	7/24/15	153.00	1,429	1,942,547
U.S. Treasury 30-Year Bonds Futures, Call	8/21/15	154.00	127	240,109
U.S. Treasury 30-Year Bonds Futures, Put	7/24/15	146.00	23	13,297
U.S. Treasury 30-Year Bonds Futures, Put	7/24/15	145.00	417	175,922
U.S. Treasury 30-Year Bonds Futures, Put	7/24/15	149.00	156	221,812
U.S. Treasury 30-Year Bonds Futures, Put	7/24/15	148.00	216	232,875
U.S. Treasury 30-Year Bonds Futures, Put	7/24/15	147.00	303	241,453
U.S. Treasury Long-Term Bonds Futures, Call	7/24/15	156.00	605	387,578
U.S. Treasury Long-Term Bonds Futures, Call	7/24/15	151.00	519	1,119,094
Total Written Options (Premiums Received — $14,728,988)				$15,476,671

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	49

Statement of assets and liabilities (unaudited)

June 30, 2015

Assets:
Investments, at value (Cost — $15,059,978,461)	$15,019,845,415
Foreign currency, at value (Cost — $14,531,030)	13,104,640
Cash	793,310,758
Receivable for securities sold	1,344,618,209
Interest receivable	98,453,531
Deposits with brokers for open futures contracts	50,760,734
Unrealized appreciation on forward foreign currency contracts	15,388,372
Receivable for Fund shares sold	13,353,389
Deposits with brokers for centrally cleared swap contracts	11,485,206
Foreign currency collateral for open futures contracts, at value (Cost — $9,649,648)	10,725,265
Receivable from broker — variation margin on open futures contracts	8,381,087
OTC swaps, at value (premiums paid — $1,886,179)	3,348,066
Deposits with brokers for TBA securities	2,230,000
Deposits with brokers for OTC swap contracts	1,394,000
Principal paydown receivable	1,215,242
Receivable for open OTC swap contracts	69,650
Prepaid expenses	214,237
Other assets	2,323,101
Total Assets	17,390,220,902

Liabilities:
Payable for securities purchased	2,532,830,215
Payable for Fund shares repurchased	29,739,141
Written options, at value (premiums received — $14,728,988)	15,476,671
Unrealized depreciation on forward foreign currency contracts	8,828,227
Payable to broker — variation margin on centrally cleared swaps	7,864,304
Distributions payable	5,300,952
Investment management fee payable	4,242,868
OTC swaps, at value (premiums received — $478,760)	1,888,195
Service and/or distribution fees payable	531,613
Payable for open OTC swap contracts	312,929
Directors’ fees payable	139,373
Accrued expenses	1,355,225
Total Liabilities	2,608,509,713
Total Net Assets	$14,781,711,189

Net Assets:
Par value (Note 7)	$1,284,770
Paid-in capital in excess of par value	15,034,541,285
Undistributed net investment income	56,431,060
Accumulated net realized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions	(272,478,438)
Net unrealized depreciation on investments, futures contracts, written options, swap contracts and foreign currencies	(38,067,488)
Total Net Assets	$14,781,711,189

See Notes to Financial Statements.

50	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Shares Outstanding:
Class A	36,010,034
Class C	7,892,956
Class C1	2,625,030
Class FI	139,933,145
Class R	2,583,380
Class I	786,308,229
Class IS	309,417,621

Net Asset Value:
Class A (and redemption price)	$11.49
Class C*	$11.51
Class C1*	$11.50
Class FI (and redemption price)	$11.51
Class R (and redemption price)	$11.49
Class I (and redemption price)	$11.51
Class IS (and redemption price)	$11.50
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$12.00

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	51

Statement of operations (unaudited)

For the Six Months Ended June 30, 2015

Investment Income:
Interest	$239,118,964
Dividends	543,430
Less: Foreign taxes withheld	(2,575)
Total Investment Income	239,659,819

Expenses:
Investment management fee (Note 2)	28,812,616
Transfer agent fees (Note 5)	4,578,322
Service and/or distribution fees (Notes 2 and 5)	3,343,522
Fund accounting fees	408,362
Legal fees	247,378
Directors’ fees	242,763
Registration fees	127,196
Insurance	74,999
Custody fees	60,466
Shareholder reports	55,449
Audit and tax fees	38,929
Fees recaptured by investment manager (Note 2)	9,549
Miscellaneous expenses	27,058
Total Expenses	38,026,609
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(1,409,072)
Net Expenses	36,617,537
Net Investment Income	203,042,282

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	46,268,031
Futures contracts	(1,651,174)
Written options	63,499,147
Swap contracts	6,942,569
Foreign currency transactions	5,682,531
Net Realized Gain	120,741,104
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(326,971,646)
Futures contracts	(2,426,462)
Written options	(2,038,653)
Swap contracts	13,680,134
Foreign currencies	5,893,280
Change in Net Unrealized Appreciation (Depreciation)	(311,863,347)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	(191,122,243)
Increase in Net Assets from Operations	$11,920,039

See Notes to Financial Statements.

52	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2015 (unaudited) and the Year Ended December 31, 2014	2015	2014

Operations:
Net investment income	$203,042,282	$344,278,210
Net realized gain	120,741,104	85,592,352
Change in net unrealized appreciation (depreciation)	(311,863,347)	323,458,739
Increase in Net Assets from Operations	11,920,039	753,329,301

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(208,277,817)	(351,841,130)
Decrease in Net Assets from Distributions to Shareholders	(208,277,817)	(351,841,130)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	3,635,649,206	9,124,857,150
Reinvestment of distributions	178,478,751	296,767,555
Cost of shares repurchased	(1,730,097,424)	(6,678,425,074)
Increase in Net Assets from Fund Share Transactions	2,084,030,533	2,743,199,631
Increase in Net Assets	1,887,672,755	3,144,687,802

Net Assets:
Beginning of period	12,894,038,434	9,749,350,632
End of period*	$14,781,711,189	$12,894,038,434
*Includes undistributed net investment income of:	$56,431,060	$61,666,595

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	53

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2015[2]	2014	2013	2012[3]

Net asset value, beginning of period	$11.63	$11.19	$11.67	$11.34

Income (loss) from operations:
Net investment income	0.14	0.35	0.31	0.21
Net realized and unrealized gain (loss)	(0.13)	0.46	(0.47)	0.34
Total income (loss) from operations	0.01	0.81	(0.16)	0.55

Less distributions from:
Net investment income	(0.15)	(0.37)	(0.32)	(0.22)
Total distributions	(0.15)	(0.37)	(0.32)	(0.22)

Net asset value, end of period	$11.49	$11.63	$11.19	$11.67
Total return[4]	(0.04)%	7.36%	(1.34)%	4.88%

Net assets, end of period (000s)	$413,923	$277,366	$151,890	$162,174

Ratios to average net assets:
Gross expenses	0.86%[5]	0.78%	0.79%	0.81%[5]
Net expenses[6]	0.86 [5]	0.78	0.79	0.81 [5,7]
Net investment income	2.41 [5]	2.99	2.71	2.67 [5]

Portfolio turnover rate[8]	100%	78%	109%	127%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	For the period April 30, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Directors’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 118% for the six months ended June 30, 2015 and 229%, 306% and 385% for the years ended December 31, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

54	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2015[2]	2014	2013	2012[3]

Net asset value, beginning of period	$11.65	$11.20	$11.68	$11.34

Income (loss) from operations:
Net investment income	0.11	0.26	0.22	0.14
Net realized and unrealized gain (loss)	(0.14)	0.47	(0.46)	0.36
Total income (loss) from operations	(0.03)	0.73	(0.24)	0.50

Less distributions from:
Net investment income	(0.11)	(0.28)	(0.24)	(0.16)
Total distributions	(0.11)	(0.28)	(0.24)	(0.16)

Net asset value, end of period	$11.51	$11.65	$11.20	$11.68
Total return[4]	(0.24)%	6.53%	(2.09)%	4.45%

Net assets, end of period (000s)	$90,851	$53,446	$11,482	$6,146

Ratios to average net assets:
Gross expenses	1.47%[5]	1.53%[6]	1.59%	1.48%[5]
Net expenses[7]	1.47 [5]	1.53 [6,8]	1.57 [8]	1.48 [5,8]
Net investment income	1.88 [5]	2.26	1.97	1.89 [5]

Portfolio turnover rate[9]	100%	78%	109%	127%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	For the period April 30, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 118% for the six months ended June 30, 2015 and 229%, 306% and 385% for the years ended December 31, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	55

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2015[2]		2014	2013	2012[3]

Net asset value, beginning of period	$11.63		$11.18	$11.66	$11.67

Income (loss) from operations:
Net investment income	0.12		0.31	0.26	0.06
Net realized and unrealized gain (loss)	(0.12)		0.45	(0.47)	(0.01)
Total income (loss) from operations	0.00	[4]	0.76	(0.21)	0.05

Less distributions from:
Net investment income	(0.13)		(0.31)	(0.27)	(0.06)
Total distributions	(0.13)		(0.31)	(0.27)	(0.06)

Net asset value, end of period	$11.50		$11.63	$11.18	$11.66
Total return[5]	(0.03)%		6.89%	(1.78)%	0.47%

Net assets, end of period (000s)	$30,186		$30,785	$33,072	$44,839

Ratios to average net assets:
Gross expenses	1.21%[6]		1.24%	1.24%	1.26%[6]
Net expenses[7]	1.21	[6]	1.24	1.24	1.26 [6,8]
Net investment income	2.13	[6]	2.65	2.24	2.22 [6]

Portfolio turnover rate[9]	100%		78%	109%	127%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	For the period October 4, 2012 (inception date) to December 31, 2012.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class C1 shares did not exceed 1.51%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 118% for the six months ended June 30, 2015 and 229%, 306% and 385% for the years ended December 31, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

56	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1,2]	2015[3]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$11.64	$11.19	$11.67	$11.10	$10.78	$10.13

Income (loss) from operations:
Net investment income	0.15	0.36	0.31	0.32	0.33	0.42
Net realized and unrealized gain (loss)	(0.13)	0.45	(0.46)	0.59	0.35	0.76
Total income (loss) from operations	0.02	0.81	(0.15)	0.91	0.68	1.18

Less distributions from:
Net investment income	(0.15)	(0.36)	(0.33)	(0.34)	(0.36)	(0.53)
Total distributions	(0.15)	(0.36)	(0.33)	(0.34)	(0.36)	(0.53)

Net asset value, end of period	$11.51	$11.64	$11.19	$11.67	$11.10	$10.78
Total return[4]	0.15%	7.35%	(1.32)%	8.25%	6.37%	11.80%

Net assets, end of period (000s)	$1,610,669	$1,853,440	$3,111,153	$2,934,467	$2,122,142	$923,350

Ratios to average net assets:
Gross expenses	0.83%[5]	0.81%	0.82%	0.75%	0.78%	0.76%
Net expenses[6]	0.83 [5]	0.80 [7]	0.77 [7]	0.73 [7]	0.70 [7]	0.70 [7]
Net investment income	2.51 [5]	3.12	2.74	2.79	3.04	3.90

Portfolio turnover rate	100%[8]	78%[8]	109%[8]	127%[8]	170%[8]	464%

[1]	Per share amounts have been calculated using the average shares method.

[2]	In April 2010, Financial Intermediary Class shares were renamed Class FI shares.

[3]	For the six months ended June 30, 2015 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of expenses to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Directors’ consent. Prior to May 1, 2014, the manager voluntarily waived fees and/or reimbursed operating expenses so that the annual operating expenses did not exceed 0.78%. Prior to May 1, 2013, the manager voluntarily waived fees and/or reimbursed operating expenses so that the annual operating expenses did not exceed 0.74%. Prior to May 1, 2012, as the result of an expense limitation arrangement, the ratio of expenses to average net assets of Class FI shares did not exceed 0.70%. These expense limitations do not include interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 118% for the six months ended June 30, 2015 and 229%, 306%, 385% and 734% for the years ended December 31, 2014, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	57

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2015[2]	2014	2013	2012[3]

Net asset value, beginning of period	$11.62	$11.18	$11.66	$11.34

Income (loss) from operations:
Net investment income	0.13	0.31	0.28	0.19
Net realized and unrealized gain (loss)	(0.12)	0.45	(0.48)	0.33
Total income (loss) from operations	0.01	0.76	(0.20)	0.52

Less distributions from:
Net investment income	(0.14)	(0.32)	(0.28)	(0.20)
Total distributions	(0.14)	(0.32)	(0.28)	(0.20)

Net asset value, end of period	$11.49	$11.62	$11.18	$11.66
Total return[4]	0.04%	6.89%	(1.70)%	4.57%

Net assets, end of period (000s)	$29,676	$10,615	$1,292	$451

Ratios to average net assets:
Gross expenses	1.06%[5,6]	1.27%[6]	1.33%[6]	1.24%[5]
Net expenses[8]	1.06 [5,6]	1.15 [6,7]	1.15 [6,7]	1.02 [5,7]
Net investment income	2.31 [5]	2.71	2.51	2.45 [5]

Portfolio turnover rate[9]	100%	78%	109%	127%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	For the period April 30, 2012 (inception date) to December 31, 2012.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Directors’ consent.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 118% for the six months ended June 30, 2015 and 229%, 306% and 385% for the years ended December 31, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

58	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2]	2015[3]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$11.64	$11.19	$11.67	$11.11	$10.78	$10.14

Income (loss) from operations:
Net investment income	0.17	0.39	0.34	0.35	0.36	0.45
Net realized and unrealized gain (loss)	(0.13)	0.46	(0.46)	0.58	0.35	0.75
Total income (loss) from operations	0.04	0.85	(0.12)	0.93	0.71	1.20

Less distributions from:
Net investment income	(0.17)	(0.40)	(0.36)	(0.37)	(0.38)	(0.56)
Total distributions	(0.17)	(0.40)	(0.36)	(0.37)	(0.38)	(0.56)

Net asset value, end of period	$11.51	$11.64	$11.19	$11.67	$11.11	$10.78
Total return[4]	0.35%	7.68%	(1.07)%	8.44%	6.72%	11.97%

Net assets, end of period (000s)	$9,047,321	$7,498,783	$4,032,933	$4,787,737	$4,698,991	$5,188,774

Ratios to average net assets:
Gross expenses	0.48%[5]	0.49%	0.51%	0.46%	0.45%	0.45%
Net expenses	0.45 [5,6,7]	0.49 [6,7]	0.51	0.46 [6]	0.45	0.45
Net investment income	2.90 [5]	3.39	2.98	3.06	3.28	4.20

Portfolio turnover rate	100%[8]	78%[8]	109%[8]	127%[8]	170%[8]	464%

[1]	Per share amounts have been calculated using the average shares method.

[2]	In April 2010, Institutional Class shares were renamed Class I shares.

[3]	For the six months ended June 30, 2015 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to April 30, 2016 without the Board of Directors’ consent.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 118% for the six months ended June 30, 2015 and 229%, 306%, 385% and 734% for the years ended December 31, 2014, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	59

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2]	2015[3]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$11.64	$11.19	$11.67	$11.10	$10.78	$10.13

Income (loss) from operations:
Net investment income	0.17	0.40	0.35	0.35	0.36	0.45
Net realized and unrealized gain (loss)	(0.14)	0.46	(0.46)	0.59	0.35	0.76
Total income (loss) from operations	0.03	0.86	(0.11)	0.94	0.71	1.21

Less distributions from:
Net investment income	(0.17)	(0.41)	(0.37)	(0.37)	(0.39)	(0.56)
Total distributions	(0.17)	(0.41)	(0.37)	(0.37)	(0.39)	(0.56)

Net asset value, end of period	$11.50	$11.64	$11.19	$11.67	$11.10	$10.78
Total return[4]	0.27%	7.75%	(0.98)%	8.57%	6.65%	12.10%

Net assets, end of period (000s)	$3,559,085	$3,169,603	$2,407,529	$2,445,582	$2,131,029	$1,824,251

Ratios to average net assets:
Gross expenses	0.42%[5,6]	0.43%	0.43%[6]	0.43%	0.43%	0.43%
Net expenses	0.42 [5,6,7]	0.43 [7,8]	0.43 [6,7]	0.43 [7,8]	0.43	0.43
Net investment income	2.93 [5]	3.45	3.08	3.09	3.30	4.20

Portfolio turnover rate	100%[9]	78%[9]	109%[9]	127%[9]	170%[9]	464%

[1]	Per share amounts have been calculated using the average shares method.

[2]	In April 2010, Institutional Select Class shares were renamed Class IS shares.

[3]	For the six months ended June 30, 2015 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 118% for the six months ended June 30, 2015 and 229%, 306%, 385% and 734% for the years ended December 31, 2014, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

60	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

62	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes
Consumer staples	—	$420,040,554	$423,802		$420,464,356
Financials	—	1,481,434,922	0	*	1,481,434,922
Industrials	—	158,478,878	3,353,419		161,832,297
Other corporate bonds & notes	—	2,241,262,071	—		2,241,262,071
Asset-backed securities	—	516,339,043	26,087,694		542,426,737
Collateralized mortgage obligations	—	2,212,177,937	90,782,380		2,302,960,317
Mortgage-backed securities	—	2,611,206,725	—		2,611,206,725
Non-U.S. Treasury inflation protected securities	—	34,664,593	—		34,664,593
Senior loans:
Consumer discretionary	—	169,109,057	6,794,939		175,903,996
Consumer staples	—	9,593,078	1,882,941		11,476,019
Financials	—	—	2,313,771		2,313,771
Utilities	—	46,787,505	2,842,141		49,629,646
Other senior loans	—	176,934,681	—		176,934,681
Sovereign bonds	—	1,166,718,526	—		1,166,718,526
U.S. government & agency obligations	—	2,583,653,418	—		2,583,653,418
U.S. Treasury inflation protected securities	—	104,542,232	—		104,542,232
Common stocks	—	—	0	*	0	*
Preferred stocks	$13,965,608	—	—		13,965,608
Purchased options	2,817,153	—	—		2,817,153
Total long term investments	$16,782,761	$13,932,943,220	$134,481,087		$14,084,207,068
Short-term investments	—	935,638,347	—		935,638,347
Total investments	$16,782,761	$14,868,581,567	$134,481,087		$15,019,845,415
Other assets	—	2,308,383	—		2,308,383
Other financial instruments:
Futures contracts	$26,398,400	—	—		$26,398,400
Forward currency contracts	—	$15,388,372	—		15,388,372
OTC credit default swaps on corporate issues — sell protection‡	—	3,019,686	—		3,019,686
OTC credit default swaps on credit indices — sell protection‡	—	328,380	—		328,380
Centrally cleared interest rate swaps	—	9,220,930	—		9,220,930
Centrally cleared credit default swaps on credit indices — sell protection	—	930,830	—		930,830
Total other financial instruments	$26,398,400	$28,888,198	—		$55,286,598
Total	$43,181,161	$14,899,778,148	$134,481,087		$15,077,440,396

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$15,476,671	—	—	$15,476,671
Futures contracts	21,681,581	—	—	21,681,581
Forward currency contracts	—	$8,828,227	—	8,828,227
OTC interest rate swaps‡	—	1,542,697	—	1,542,697
OTC credit default swaps on corporate issues — sell protection‡	—	186,883	—	186,883
OTC credit default swaps on corporate issues — buy protection‡	—	158,615	—	158,615
Centrally cleared interest rate swaps	—	18,612,883	—	18,612,883
Centrally cleared credit default swaps on credit indices — sell protection	—	116,614	—	116,614
Total	$37,158,252	$29,445,919	—	$66,604,171

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to Swap Contracts.

*	Amount represents less than $1.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other

64	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(e) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(h) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2015, the Fund had sufficient cash and/or securities to cover these commitments.

(i) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(j) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

66	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(k) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(l) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed on a registered exchange (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

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Notes to financial statements (unaudited) (cont’d)

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2015, the total notional value of all OTC credit default swaps to sell protection is $81,088,068. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2015, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as

68	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(m) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment

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Notes to financial statements (unaudited) (cont’d)

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(n) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(o) Swaptions. The Fund purchases and writes swaption contracts to manage exposure to an underlying instrument. The Fund may also purchase or write swaptions to manage exposure to fluctuations in interest rates or to enhance yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts

70	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the statement of assets and liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(p) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(q) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions,

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Notes to financial statements (unaudited) (cont’d)

where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2015, the Fund held written options, forward foreign currency contracts, OTC credit default swaps and OTC interest rate swaps with credit related contingent features which had a liability position of $26,193,093. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2015, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $1,394,000, which could be used to reduce the required payment.

(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income.

72	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(t) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(u) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(v) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(w) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(x) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management

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Notes to financial statements (unaudited) (cont’d)

Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd (“Western Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion.

LMPFA has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that total operating expenses are not expected to exceed: 0.90%, 1.65%, 1.51%, 0.85%, 1.15% and 0.45% for Class A, Class C, Class C1, Class FI, Class R and Class IS shares, respectively. In addition total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Directors’ consent.

Effective November 7, 2014, LMPFA has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that the annual operating expenses are not expected to exceed 0.45% for Class I shares. This arrangement cannot be terminated prior to April 30, 2016 without the Board of Directors’ consent.

Prior to May 1, 2014, LMPFA voluntarily waived fees and/or reimbursed operating expenses of Class FI shares so that the annual operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) did not exceed 0.78%.

During the six months ended June 30, 2015, fees waived and/or expenses reimbursed amounted to $1,409,072.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

74	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Pursuant to these arrangements, at June 30, 2015, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class C	Class FI	Class I
Expires December 31, 2015	—	$1,580,973	—
Expires December 31, 2016	$2	153,572	$331,456
Expires December 31, 2017	—	—	1,409,072
Fee waivers/expense reimbursements subject to recapture	$2	$1,734,545	$1,740,528

For the six months ended June 30, 2015, LMPFA recaptured $6,579 and $2,970 for Class R and IS shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2015, LMIS and its affiliates retained sales charges of $49,342 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2015, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$4,311	$10,131

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$2,673,907,615	$14,863,175,221
Sales	1,316,384,546	14,548,577,170

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$298,123,975
Gross unrealized depreciation	(338,257,021)
Net unrealized depreciation	$(40,133,046)

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	75

Notes to financial statements (unaudited) (cont’d)

At June 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	8,409	6/16	$2,071,384,542	$2,082,804,187	$11,419,645
90-Day Eurodollar	4,094	12/16	1,007,383,693	1,009,478,050	2,094,357
90-Day Eurodollar	598	3/17	146,496,169	147,175,275	679,106
British Pound	77	9/15	7,346,532	7,567,656	221,124
Euro BTP	1,023	9/15	150,530,900	148,503,348	(2,027,552)
U.S. Treasury 5-Year Notes	4,518	9/15	537,572,333	538,806,799	1,234,466
U.S. Treasury Long-Term Bonds	5,078	9/15	763,904,128	765,984,563	2,080,435
U.S. Treasury Ultra Long-Term Bonds	3,495	9/15	548,566,649	538,448,438	(10,118,211)
					5,583,370
Contracts to Sell:
90-Day Eurodollar	23,831	9/15	5,934,230,424	5,936,004,213	(1,773,789)
90-Day Eurodollar	4,705	12/15	1,168,903,159	1,169,957,062	(1,053,903)
90-Day Eurodollar	14,682	3/16	3,641,915,159	3,644,072,400	(2,157,241)
Euro-Bund	3,390	9/15	583,128,955	574,459,688	8,669,267
Euro	1,785	9/15	248,399,261	248,918,250	(518,989)
Japanese Yen	1,581	9/15	158,272,724	161,706,656	(3,433,932)
U.S. Treasury 2-Year Notes	58	9/15	12,684,218	12,698,375	(14,157)
U.S. Treasury 10-Year Notes	5,378	9/15	677,968,537	678,552,344	(583,807)
					(866,551)
Net unrealized appreciation on open futures contracts					$4,716,819

During the six months ended June 30, 2015, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Amount	Premiums
Written options, outstanding as of December 31, 2014	19,238	$11,386,852
Options written	135,500,729	73,799,623
Options closed	(36,140)	(23,920,149)
Options exercised	(10,413)	(5,843,799)
Options expired	(82,035)	(40,693,539)
Written options, outstanding as of June 30, 2015	135,391,379	$14,728,988

At June 30, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	50,109,780	EUR	44,690,000	Bank of America N.A.	7/16/15	$277,858
INR	949,870,000	USD	15,004,660	Barclays Bank PLC	7/16/15	(129,076)
USD	40,226,484	EUR	36,620,000	Barclays Bank PLC	7/16/15	(606,923)
USD	40,209,895	EUR	36,620,000	Barclays Bank PLC	7/16/15	(623,512)

76	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	72,194,642	MXN	1,106,621,138	Barclays Bank PLC	7/16/15	$1,857,564
GBP	101,780,000	USD	157,908,617	Citibank N.A.	7/16/15	1,997,645
INR	6,234,707,000	USD	98,506,253	Citibank N.A.	7/16/15	(866,673)
INR	1,693,912,500	USD	26,808,139	Citibank N.A.	7/16/15	(280,364)
USD	151,171,888	EUR	132,110,000	Citibank N.A.	7/16/15	3,861,635
USD	53,210,911	EUR	48,670,000	Citibank N.A.	7/16/15	(1,058,940)
USD	158,546,777	GBP	101,780,000	Citibank N.A.	7/16/15	(1,359,485)
USD	47,528,001	MXN	731,969,240	Citibank N.A.	7/16/15	1,003,878
EUR	71,922,147	USD	81,358,333	Bank of America N.A.	8/13/15	(1,131,130)
EUR	18,000,000	USD	20,426,706	Bank of America N.A.	8/13/15	(348,195)
USD	272,936,688	EUR	242,445,526	Bank of America N.A.	8/13/15	2,495,284
USD	1,803,769	EUR	1,612,339	Bank of America N.A.	8/13/15	5,248
JPY	5,281,922,000	USD	42,508,317	Barclays Bank PLC	8/13/15	671,016
USD	44,148,278	JPY	5,281,922,000	Barclays Bank PLC	8/13/15	968,944
JPY	7,113,823,404	USD	59,659,707	Citibank N.A.	8/13/15	(1,504,711)
USD	5,777,109	EUR	5,121,006	Citibank N.A.	8/13/15	64,766
USD	57,235,778	JPY	7,113,823,404	Citibank N.A.	8/13/15	(919,218)
USD	39,073,376	EUR	34,396,638	Credit Suisse First Boston Inc.	8/13/15	704,861
USD	48,113,835	EUR	42,250,000	Goldman Sachs Group Inc.	8/13/15	985,107
USD	22,147,194	EUR	19,690,000	Morgan Stanley Co. Inc.	8/13/15	183,533
USD	15,086,058	EUR	13,245,526	UBS AG	8/13/15	311,033
Total						$6,560,145

Abbreviations used in this table:
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar

At June 30, 2015, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made By The Fund†	Payments Received By The Fund†	Upfront Premiums Paid (Received)	Unrealized Depreciation
Banc of America Securities LLC	$8,270,000	10/3/16	5.425% semi-annually	3-Month LIBOR	—	$(500,765)
Credit Suisse	4,880,000	3/1/17	5.335% semi-annually	3-Month LIBOR	—	(370,796)
Deutsche Bank AG	8,270,000	4/1/17	5.435% semi-annually	3-Month LIBOR	—	(671,136)
Total	$21,420,000				—	$(1,542,697)

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Notes to financial statements (unaudited) (cont’d)

CENTRALLY CLEARED INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made By The Fund†	Payments Received By The Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Capital Inc.	$6,850,000	2/15/41	2.392% semi-annually	3-Month LIBOR	$(722,139)	$1,374,743
Deutsche Bank AG	90,557,000	2/15/41	2.392% semi-annually	3-Month LIBOR	781,234	7,846,187
JP Morgan Chase & Co.	124,700,000	10/7/23	4.860% semi-annually	3-Month LIBOR	(6,207,820)	(18,612,883)
Total	$222,107,000				$(6,148,725)	$(9,391,953)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2015[3]	Periodic Payments Received By The Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Capital Inc. (AES Corp., 8.000%, due 10/15/17)	$13,500,000	3/20/21	2.47%	5.000% quarterly	$1,774,066	$1,608,900	$165,166
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	9,680,000	6/20/21	0.87%	1.000% quarterly	72,139	100,191	(28,052)
Deutsche Bank AG (Berkshire Hathaway Inc., 1.900%, due 1/31/17)	24,910,000	3/20/24	1.10%	1.000% quarterly	(186,883)	(478,760)	291,877
Deutsche Bank AG (Ford Motor Credit Co., 5.000%, due 5/15/18)	4,450,000	9/20/17	0.33%	3.650% quarterly	328,146	—	328,146
Deutsche Bank AG (Ford Motor Credit Co., 5.000%, due 5/15/18)	3,500,000	9/20/17	0.33%	3.650% quarterly	258,093	—	258,093
Deutsche Bank AG (Metlife Inc., 4.750% due 2/8/21)	11,440,000	9/20/21	0.90%	1.000% quarterly	65,343	116,756	(51,413)
Goldman Sachs Group Inc. (Ford Motor Credit Co., 5.000%, due 5/15/18)	6,400,000	9/20/17	0.33%	3.770% quarterly	489,003	—	489,003
RBS Greenwich (Ally Financial Inc., 7.500%, due 9/15/20)	4,200,000	12/20/16	1.02%	1.550% quarterly	32,896	—	32,896
Total	$78,080,000				$2,832,803	$1,347,087	$1,485,716

78	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount [2]	Termination Date	Implied Credit Spread at June 30, 2015[3]	Periodic Payments Made By The Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Banc of America Securities LLC (Masco Corp., 6.125%, due 10/3/16)	$8,270,000	12/20/16	0.18%	1.040% quarterly	$(105,897)	—	$(105,897)
Credit Suisse (Southwest Airlines Co., 5.125%, due 3/1/17)	4,880,000	3/20/17	0.23%	0.690% quarterly	(39,074)	—	(39,074)
Deutsche Bank AG (CenturyLink Inc., 6.000%, due 4/1/17)	8,270,000	3/20/17	0.79%	0.890% quarterly	(13,644)	—	(13,644)
Total	$21,420,000				$(158,615)	—	$(158,615)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received By The Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	$1,504,034	6/25/36	4.420% monthly	$164,190	$33,183	$131,007
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	1,504,034	6/25/36	4.420% monthly	164,190	27,149	137,041
Total	$3,008,068			$328,380	$60,332	$268,048

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received By The Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banc of America Securities LLC (Markit CDX.NA.IG.22 Index)	$94,890,000	6/20/19	1.000% quarterly	$1,414,866	$1,183,028	$231,838
Barclays Capital Inc. (Markit CDX.NA.IG.23 Index)	161,770,000	12/20/19	1.000% quarterly	2,118,174	2,234,788	(116,614)
BNP Paribas (Markit CDX.NA.HY.23 Index)	33,377,700	12/20/19	5.000% quarterly	2,546,350	1,900,148	646,202
JP Morgan Chase & Co. (Markit CDX.NA.IG.23 Index)	54,060,000	12/20/19	1.000% quarterly	707,848	655,058	52,790
Total	$344,097,700			$6,787,238	$5,973,022	$814,216

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	79

Notes to financial statements (unaudited) (cont’d)

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

At June 30, 2015, the Fund held collateral received from Barclays Capital Inc., Goldman Sachs Group Inc. and Morgan Stanley & Co. Inc. in the amounts of $1,882,728, $452,390 and $414,100 on OTC credit default swap contracts valued at $1,846,205, $489,003 and $328,380, respectively. Net exposures to the counterparties were $(36,523), $36,613 and $(85,720), respectively. Net exposure represents the net receivable/payable that would be due from/to the counterparty in the event of default.

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2015.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$2,330,140	$487,013	—	$2,817,153
Futures contracts[3]	26,177,276	221,124	—	26,398,400
OTC swap contracts[4]	—	—	$3,348,066	3,348,066
Centrally cleared swap contracts[5]	9,220,930	—	930,830	10,151,760
Forward foreign currency contracts	—	15,388,372	—	15,388,372
Total	$37,728,346	$16,096,509	$4,278,896	$58,103,751
LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$13,309,571	$2,167,100	—	$15,476,671
Futures contracts[3]	17,728,660	3,952,921	—	21,681,581
OTC swap contracts[4]	1,542,697	—	$345,498	1,888,195
Centrally cleared swap contracts[5]	18,612,883	—	116,614	18,729,497
Forward foreign currency contracts	—	8,828,227	—	8,828,227
Total	$51,193,811	$14,948,248	$462,112	$66,604,171

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

80	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2015. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(11,087,370)	$(4,068,625)	$(281,840)	$(15,437,835)
Written options	58,825,988	4,673,159	—	63,499,147
Futures contracts	(35,067,599)	33,416,425	—	(1,651,174)
Swap contracts	4,248,545	—	2,694,024	6,942,569
Forward foreign currency contracts[2]	—	8,407,712	—	8,407,712
Total	$16,919,564	$42,428,671	$2,412,184	$61,760,419

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

[2]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$628,807	$1,953,688	$242,710	$2,825,205
Written options	(1,091,341)	(947,312)	—	(2,038,653)
Futures contracts	9,759,844	(12,186,306)	—	(2,426,462)
Swap contracts	13,226,678	—	453,456	13,680,134
Forward foreign currency contracts[2]	—	4,933,321	—	4,933,321
Total	$22,523,988	$(6,246,609)	$696,166	$16,973,545

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net from investments in the Statement of Operations.

[2]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	81

Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2015, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$1,923,349
Written options	12,501,830
Futures contracts (to buy)	6,936,991,691
Futures contracts (to sell)	5,106,538,834
Forward foreign currency contracts (to buy)	280,798,528
Forward foreign currency contracts (to sell)	502,403,211

Average Notional Balance
Interest rate swap contracts	$448,211,857
Credit default swap contracts (to buy protection)	38,855,714
Credit default swap contracts (to sell protection)	501,533,186

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at June 30, 2015:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received[2]	Net Amount
Purchased options[3]	$2,817,153	—	$2,817,153
Futures contracts[4]	8,381,087	—	8,381,087
OTC swap contracts	3,348,066	$(2,749,218)	598,848
Forward foreign currency contracts	15,388,372	—	15,388,372
Total	$29,934,678	$(2,749,218)	$27,185,460

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2015:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[2,5]	Net Amount
Written options	$15,476,671	—	$15,476,671
Centrally cleared swap contracts[4]	7,864,304	$(7,864,304)	—
OTC swap contracts	1,888,195	(1,394,000)	494,195
Forward foreign currency contracts	8,828,227	—	8,828,227
Total	$34,057,397	$(9,258,304)	$24,799,093

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	Market value of purchased options is shown in Investments at value in the Statement of Assets and Liabilities.

[4]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

[5]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

82	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$462,625	$364,882
Class C	385,768	18,117
Class C1	109,063	14,210
Class FI	2,329,692	1,525,108
Class R	56,374	9,469
Class I	—	2,643,551
Class IS	—	2,985
Total	$3,343,522	$4,578,322

For the six months ended June 30, 2015, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class C1	—
Class FI	—
Class R	—
Class I	$1,409,072
Class IS	—
Total	$1,409,072

6. Distributions to shareholders by class

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
Net Investment Income:
Class A	$4,592,471	$29,258,810
Class C	753,407	462,905
Class C1	344,030	870,830
Class FI	23,925,674	84,797,849
Class R	267,981	145,563
Class I	127,022,674	141,852,418
Class IS	51,371,580	94,452,755
Total	$208,277,817	$351,841,130

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	83

Notes to financial statements (unaudited) (cont’d)

7. Capital shares

At June 30, 2015, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class A
Shares sold	15,307,776	$179,375,320	177,882,751	$2,066,220,403
Shares issued on reinvestment	328,005	3,841,638	461,625	5,333,645
Shares repurchased	(3,475,336)	(40,642,216)	(168,068,833)	(1,955,331,054)
Net increase	12,160,445	$142,574,742	10,275,543	$116,222,994

Class C
Shares sold	3,664,277	$43,072,852	3,814,716	$44,294,847
Shares issued on reinvestment	44,613	523,021	29,912	346,732
Shares repurchased	(405,245)	(4,741,164)	(280,881)	(3,243,129)
Net increase	3,303,645	$38,854,709	3,563,747	$41,398,450

Class C1
Shares sold	124,792	$1,471,962	3,379	$38,988
Shares issued on reinvestment	27,667	324,426	70,444	812,955
Shares repurchased	(173,474)	(2,031,642)	(384,711)	(4,421,914)
Net decrease	(21,015)	$(235,254)	(310,888)	$(3,569,971)

Class FI
Shares sold	21,188,721	$248,887,749	86,555,941	$998,295,967
Shares issued on reinvestment	2,032,871	23,866,279	7,346,107	84,714,076
Shares repurchased	(42,453,284)	(494,351,243)	(212,768,193)	(2,470,428,028)
Net decrease	(19,231,692)	$(221,597,215)	(118,866,145)	$(1,387,417,985)

Class R
Shares sold	1,898,583	$22,234,737	902,563	$10,341,714
Shares issued on reinvestment	21,088	246,550	10,630	122,726
Shares repurchased	(249,594)	(2,912,943)	(115,445)	(1,322,375)
Net increase	1,670,077	$19,568,344	797,748	$9,142,065

Class I
Shares sold	209,874,712	$2,464,047,970	388,147,443	$4,506,803,263
Shares issued on reinvestment	9,145,467	107,290,802	10,707,929	123,703,807
Shares repurchased	(76,864,550)	(900,095,807)	(114,998,972)	(1,324,422,068)
Net increase	142,155,629	$1,671,242,965	283,856,400	$3,306,085,002

Class IS
Shares sold	57,795,427	$676,558,616	129,375,764	$1,498,861,968
Shares issued on reinvestment	3,614,942	42,386,035	7,074,299	81,733,614
Shares repurchased	(24,340,033)	(285,322,409)	(79,288,974)	(919,256,506)
Net increase	37,070,336	$433,622,242	57,161,089	$661,339,076

84	Western Asset Core Plus Bond Fund 2015 Semi-Annual Report

8. Capital loss carryforward

As of December 31, 2014, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
12/31/2017	$(293,504,615)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses, if any, which have no expiration date, must be used first to offset any such gains.

Western Asset Core Plus Bond Fund 2015 Semi-Annual Report	85

Western Asset

Core Plus Bond Fund

Directors

Robert Abeles, Jr.

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

William E. B. Siart, Chairman

Jaynie M. Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Ltd.

Western Asset Management Company Pte. Ltd.

Transfer agent

BNYMellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

State Street Bank and Trust Company

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Western Asset Core Plus Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Plus Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012826 8/15 SR15-2572

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: August 24, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: August 24, 2015